As filed with the Securities and Exchange Commission on February 23 , 2018
 File Nos. 333-159484 and 811-22298

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C.  20549
FORM N-1A

REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 292	☒
and/or
REGISTRATION STATEMENT UNDER INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 296	☒
(Check appropriate box or boxes)
Starboard Investment Trust
 (Exact Name of Registrant as Specified in Charter)
116 South Franklin Street, P. O. Box 69, Rocky Mount, NC  27802
 (Address of Principal Executive Offices)
252-972-9922
(Registrant's Telephone Number, including Area Code)

Paracorp Inc.
2140 South Dupont Hwy., Camden, DE  19934
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:	As soon as practicable after the effective
date of this Registration Statement

It is proposed that this filing will become effective: (check appropriate box)

[   ] immediately upon filing pursuant to paragraph (b)
[   ] on (date) pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] on  (date) pursuant to paragraph (a)(1)
[ X ] 75 days after filing pursuant to paragraph (a)(2)
[   ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[  ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

STARBOARD INVESTMENT TRUST

CONTENTS OF REGISTRATION STATEMENT

This registration statement consists of the following papers and documents:

Cover Sheet
Contents of Registration Statement
Matisse Discounted Bond CEF Strategy
Part A – Prospectus
Part B – Statement of Additional Information
Part C – Other Information and Signature Page
Exhibits Index
Exhibits

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities, and it is not soliciting an offer to buy these securities, in any state where the offer or sale is not permitted.
PRELIMINARY PROSPECTUS  SUBJECT TO COMPLETION

Institutional Class Shares: MDFIX

Matisse Discounted Bond CEF Strategy
A series of the
Starboard Investment Trust

PROSPECTUS
May [   ], 2018
This prospectus contains information about the Matisse Discounted Bond CEF Strategy that you should know before investing.  You should read this prospectus carefully before you invest or send money, and keep it for future reference. For questions or for Shareholder Services, please call 1-800-773-3863.

Investment Advisor
Deschutes Portfolio Strategies, LLC
 dba Matisse Capital
4949 Meadows Road
Suite 200
 Lake Oswego, OR 97035

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS
Summary	2
Additional Information about the Fund's Principal Investment Objective, Strategies and Risks	12
Investment Objective	12
Principal Investment Strategies for the Fund	12
Principal Risks of Investing in the Fund	13
Non-Principal Investment Policies and Risks	20
Disclosure of Portfolio Holdings	21
Management of the Fund	22
Investment Advisor	22
Distributor	23
Additional Information on Expenses	23
Investing in the Fund	24
Purchase and Redemption Price	24
Buying or Selling Shares Through a Financial Intermediary	25
Purchasing Shares	25
Redeeming Shares	27
Frequent Purchases and Redemptions	30
Other Important Information	32
Dividends, Distributions, and Taxes	32
Financial Highlights	33
Additional Information	Back Cover

SUMMARY
INVESTMENT OBJECTIVE
The Matisse Discounted Bond CEF Strategy (the "Fund") seeks total return with an emphasis on providing current income.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	None
Redemption Fee (as a % of amount redeemed; charged upon any redemption of shares within 60 days of their issuance)	None

Annual Fund Operating Expenses

Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[1]	[ ]
Acquired Fund Fees and Expenses[1,2]	[ ]
Total Annual Fund Operating Expenses	[ ]
Less Fee Waiver and/or Expense Limitation[3]	[ ]
Net Annual Fund Operating Expenses	[ ]
1.   Based on estimates for the current fiscal year.
2. "Acquired Fund Fees and Expenses" are the indirect costs of investing in other investment companies.  The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements, once available, because the financial statements include only the direct operating expenses incurred by the Fund.
3.    The Fund's investment advisor, Deschutes Portfolio Strategies, LLC dba Matisse Capital (the "Advisor") has entered into an Expense Limitation Agreement with the Fund (the "Expense Limitation Agreement") under which it has agreed to waive or reduce its fees in an amount that limits the Fund's annual operating expenses (exclusive of acquired fund fees and expenses, interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments under the Rule 12b-1 distribution plan)to not more than 0.99% of the average daily net assets of the Fund. The Expense Limitation Agreement runs through July 31, 2019 and may be terminated by the Board at any time. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement. Further, net annual operating expenses for the Fund may exceed those contemplated by the waiver due to acquired fund fees and other expenses that are not waived under the Expense Limitation Agreement.
2

Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  The Example includes the Fund's contractual expense limitation through July 31, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years
$[ ]	$[ ]
Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund commenced operations on or following the date of this prospectus, the Fund has no reportable portfolio turnover rate.
PRINCIPAL INVESTMENT STRATEGIES
The Fund is a "fund of funds" that seeks to achieve its investment objective principally through investments in unaffiliated closed-end funds (the "Portfolio Funds") that are registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Portfolio Funds invest primarily in bonds; pay regular periodic cash distributions; and trade at substantial discounts relative to the underlying net asset values ("NAVs"). The Advisor believes this approach is capable of generating high total return and attractive income relative to many other fixed income investments.
As a matter of investment policy, the Fund will invest, under normal circumstances, at least 80% of its net assets, plus any borrowing for investment purposes, in discounted Portfolio Funds that primarily invest in bonds.  For purposes of this policy, a Portfolio Fund is considered discounted when, in the Advisor's determination, the Portfolio Fund's market value is less than the value of its underlying portfolio, and a Portfolio Fund is considered to invest primarily in bonds when, under normal circumstances, at least 80% of its net assets, plus any borrowing for investment purposes, are invested in bonds. This policy may be changed without shareholder approval upon 60-days' prior notice to shareholders.
3

The Advisor intends to construct a diversified portfolio that generates regular income.  Under normal market conditions, the Fund's portfolio will hold shares of approximately 30 to 90 Portfolio Funds, along with cash, cash equivalents, and other types of securities in which the Fund may make limited investments.  Each Portfolio Fund will hold primarily bonds. In addition, the Portfolio Funds will invest in loans, equity securities (preferred and convertible securities), fixed-income securities, foreign income securities, and derivative instruments for both investment and hedging purposes, and will utilize leverage to acquire their underlying portfolio investments.
In selecting Portfolio Funds for the portfolio, the Advisor utilizes a proprietary research process that attempts to forecast whether the market discount on a closed-end fund will increase or decrease. The process incorporates quantitative information about each Portfolio Fund's discount, dividends, management, expenses, portfolio, liquidity, and historical pricing.  If the market discount is predicted, in the next 3 to 12 months, to decrease for a closed-end fund, the Fund typically purchases or increases its position in the security. If the market discount is predicted, in the next 3 to 12 months, to increase for a Portfolio Fund, the Fund typically sells or reduces its position in the security.
The Fund's direct investments will be exclusively in US-traded and US-registered securities; however, the Portfolio Funds will own foreign-registered and foreign-traded securities.
Under normal circumstances, the Fund may hold up to 20% of its net assets in cash or cash equivalents. Cash equivalents, which can include money market funds, are instruments or investments of such high liquidity and safety that they are considered almost as safe as cash. Based upon the Advisor's view of available investment opportunities, as well as for cash management purposes, the Fund's portfolio will include cash and cash equivalents that provide a temporary pool of liquidity for future investments, redemptions, and other Fund expenses.  The Fund actively trades its portfolio investments, which may lead to higher transaction costs that may affect the Fund's performance.
PRINCIPAL RISKS OF INVESTING IN THE FUND
The loss of your money is a principal risk of investing in the Fund.  Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation or any other government agency. Generally, the Fund will be subject to the following principal risks:
Closed-End Fund Risk.  Closed-end funds involve investment risks different from those associated with other investment companies. First, the shares of closed-end funds frequently trade at a premium or discount relative to their NAV. When the Fund purchases shares of a closed-end fund at a discount to its NAV, there can be no assurance that the discount will decrease, and it is possible that the discount may increase and affect whether the Fund will a realize gain or loss on the investment.  Second, many closed-end funds use leverage, or borrowed money, to try to increase returns. Leverage is a speculative technique and its use by a closed-end fund entails greater risk and leads to a more volatile share price.  If a closed-end fund uses leverage, increases and decreases in the value of its share price will be magnified.  The closed-end fund will also have to pay interest or dividends on its leverage, reducing the closed-end fund's return.  Third, many closed-end funds have a policy of distributing a fixed percentage of net assets regardless of the fund's actual interest income and capital gains.  Consequently, distributions by a closed-end fund may include a return of capital, which would reduce the fund's NAV and its earnings capacity.  Finally, closed-end funds are allowed to invest in a greater amount of illiquid securities than open-end mutual funds.  Investments in illiquid securities pose risks related to uncertainty in valuations, volatile market prices, and limitations on resale that may have an adverse effect on the ability of the fund to dispose of the securities promptly or at reasonable prices.
4

Control of Portfolio Funds Risk.  Although the Fund and the Advisor will evaluate regularly each Portfolio Fund to determine whether its investment program is consistent with the Fund's investment objective, the Advisor will not have any control over the investments made by a Portfolio Fund.  The investment advisor to each Portfolio Fund may change aspects of its investment strategies at any time.  The Advisor will not have the ability to control or otherwise influence the composition of the investment portfolio of a Portfolio Fund.

Convertible Securities Risk. Convertible securities are hybrid securities that have characteristics of both fixed income and equity securities and are subject to risks associated with both fixed income and equity securities described below.

Cybersecurity Risk. As part of its business, the Advisor processes, stores and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Advisor and the Fund are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.
Derivatives Risk.  The Fund may invest indirectly in derivatives through its investments in shares of the Portfolio Funds. The Portfolio Funds may use derivative instruments, which derive their value from the value of an underlying security, currency, or index.  Derivative instruments involve risks different from direct investments in the underlying assets, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid.
5

Equity Securities Risk. Fluctuations in the value of equity securities held by the Portfolio Funds will cause the NAV of the Fund to fluctuate. Equity securities may decline in price if the issuer fails to make anticipated dividend payments. Common stock is subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, equity securities have experienced significantly more volatility in returns than other asset classes.
o   Preferred Stock Risks. Generally, preferred stockholders have no voting rights with respect to the issuing company unless certain events occur. In addition, preferred stock will be subject to greater credit risk than debt instruments of an issuer, and could be subject to interest rate risk like fixed income securities, as described below. An issuer's board of directors is generally not under any obligation to pay a dividend (even if dividends have accrued), and may suspend payment of dividends on preferred stock at any time. There is also a risk that the issuer will default and fail to make scheduled dividend payments on the preferred stock held by the Portfolio Funds.
Fixed-Income Securities Risk.  The Fund may invest indirectly in fixed-income securities through its investments in shares of Portfolio Funds. These securities may include government and corporate bonds, mortgage bonds, convertible or preferred securities, loans, money market instruments, high yield securities or "junk bonds" and zero-coupon bonds.  Zero-coupon bonds are purchased at a discount from their face values and accrue interest at the applicable coupon rate over a period of time.  Fixed-income securities purchased by the Fund may consist of obligations of any rating.  Fixed-income securities in the lowest investment grade categories have speculative characteristics, with changes in the economy or other circumstances more likely to lead to a weakened capacity of the bonds to make principal and interest payments than would occur with bonds rated in higher categories.  High yield bonds are typically rated below "Baa" by Moody's Investors Service, Inc.  ("Moody's") or below "BBB" by S&P Global Ratings ("S&P") or below investment grade by other recognized rating agencies.  The Fund may also invest indirectly in unrated securities through closed-end funds that invest in unrated securities under certain circumstances.  Such bonds are subject to greater market fluctuations and risk of loss of income and principal than higher rated bonds for a variety of reasons, including:
Sensitivity to Interest Rate and Economic Change.  The economy and interest rates affect high yield securities differently than other securities.  For example, the prices of high yield bonds have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments.  Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest obligations, to meet projected business goals, and to obtain additional financing.  If the issuer of a bond defaults, an underlying mutual fund may incur additional expenses to seek recovery.  In addition, periods of economic uncertainty and changes can be expected to result in increased volatility or market prices of high yield bonds and the Fund's asset values.
6

Payment Expectations.  High yield bonds present certain risks based on payment expectations.  For example, high yield bonds may contain redemption and call provisions.  If an issuer exercises these provisions in a declining interest rate market, a closed-end fund the Fund invests in would have to replace the security with a lower yielding security, resulting in a decreased return for investors.  Conversely, a high yield bond's value will decrease in a rising interest rate market.
Liquidity and Valuation.  To the extent that there is no established retail secondary market, there may be thin trading of high yield bonds, and this may impact a fund's ability to accurately value high yield bonds and may hinder a fund's ability to dispose of the bonds.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly traded market.
Credit Ratings.  Credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds.  Also, because credit rating agencies may fail to timely change the credit ratings to reflect subsequent events, the closed-end funds the Fund invests in must monitor the issuers of high yield bonds in their portfolios to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to assure the bonds' liquidity.
High-yield securities are deemed speculative with respect to the issuer's capacity to pay interest and repay principal over a long period of time.  Special tax considerations are associated with investing in high-yield securities structured as zero coupon or "pay-in-kind" securities.  Closed-end funds the Fund invests in will report the interest on these securities as income even though it receives no cash interest until the security's maturity or payment date.  The payment of principal and interest on most fixed-income securities purchased by a fund will depend upon the ability of the issuers to meet their obligations.  An issuer's obligations under its fixed-income securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations.  The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its fixed-income securities may be materially adversely affected by litigation or other conditions.
The ratings of S&P, Moody's and other nationally recognized rating agencies represent their opinions as to the quality of fixed-income securities.  It should be emphasized, however, that ratings are general and are not absolute standards of quality, and fixed-income securities with the same maturity, interest rate, and rating may have different yields while fixed-income securities of the same maturity and interest rate with different ratings may have the same yield.  For a more detailed description of ratings, please see Appendix A of the Fund's Statement of Additional Information.
7

Foreign Securities Risk.  The Fund may invest indirectly in foreign securities through its investments in shares of Portfolio Funds.  Foreign securities involve investment risks different from those associated with domestic securities.  Changes in foreign economies and political climates are more likely to affect the Fund than investments in domestic securities.  The value of foreign currency denominated securities or foreign currency contracts is affected by the value of the local currency relative to the U.S. dollar.  There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign currency denominated securities.  The value of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad), or changed circumstances in dealings between nations.  In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are generally higher than in the United States.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.
Fund of Funds Risk.  The Fund is a "fund of funds."  The term "fund of funds" is typically used to describe investment companies, such as the Fund, whose principal investment strategy involves investing in other investment companies, including closed-end funds and money market mutual funds.  Investments in other funds subject the Fund to additional operating and management fees and expenses.  For instance, investors in the Fund will indirectly bear fees and expenses charged by the funds in which the Fund invests, in addition to the Fund's direct fees and expenses.  The Fund's performance depends in part upon the performance of the funds' investment advisor, the strategies and instruments used by the funds, and the Advisor's ability to select funds and effectively allocate Fund assets among them.
General Investment Risks.  All investments in securities and other financial instruments involve a risk of financial loss.  No assurance can be given that the Fund's investment program will be successful.  Investors should carefully review the descriptions of the Fund's investments and their risks described in this prospectus and the Fund's Statement of Additional Information.
Investment Advisor Risk.  The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives.  The portfolio managers' experience is discussed in the section of this prospectus entitled "Management of the Funds – Investment Advisor."
Leverage Risk.  Although the Fund will not itself employ leverage, the Portfolio Funds will often employ leverage, subject to investment company limits set forth by the U.S. Securities and Exchange Commission (the "SEC").  There can be no assurance that a leveraging strategy will be successful during any period in which it is employed.
8

Limited History of Operations Risk. The Fund has a limited history of operations for investors to evaluate.
Loans Risk. Investments in loans may subject the Fund to heightened credit risks because loans may be highly leveraged and susceptible to the risks of interest deferral, default and/or bankruptcy.
Management Style Risk.  Different types of securities tend to shift into and out of favor with investors depending on market and economic conditions.  The returns from the types of investments purchased by the Fund (e.g., closed-end funds which pay regular periodic cash distributions) may at times be better or worse than the returns from other types of funds.  Each type of investment tends to go through cycles of performing better or worse than the market in general.  The performance of the Fund may thus be better or worse than the performance of funds that focus on other types of investments, or that have a broader investment style.
Market Risk.  Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market.  Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general.  The price of a security may even be affected by factors unrelated to the value or condition of its issuer, such as changes in interest rates, economic and political conditions, and general market conditions.  The Fund's performance per share will change daily in response to such factors.
Money Market Mutual Fund Risk.  The Fund may invest in money market mutual funds in order to manage its cash component.  An investment in a money market mutual fund is not insured or guaranteed by a Federal Deposit Insurance Corporation or any other government agency. Although such funds seek to preserve the value of the Fund's investment at $1.00 per share, it is possible to lose money by investing in a money market mutual fund.
Portfolio Turnover Risk.  The Advisor will sell portfolio securities when it is in the interests of the Fund and its shareholders to do so without regard to the length of time they have been held.  As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund.  High rates of portfolio turnover may also result in the realization of short-term capital gains and losses.  Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.  Under normal circumstances, the anticipated portfolio turnover rate for the Fund is expected to be greater than 100%.
Quantitative Model Risk.  Securities or other investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.
9

PERFORMANCE INFORMATION
Because the Fund has not been in operation for an entire calendar year, no Fund performance information is shown.  You may request a copy of the Fund's annual and semi-annual reports, once available, at no charge by calling the Fund at 1-800-773-3863.  Interim information on the Fund's results can be obtained by visiting www.ncfunds.com/fundsearch/[    ].
MANAGEMENT
Investment Advisor. The Fund's investment advisor is Deschutes Portfolio Strategies, LLC dba Matisse Capital.
Portfolio Managers.  The Fund's portfolio is managed on a day-to-day basis by Bryn Torkelson and Eric Boughton, CFA, who have served as portfolio managers of the Fund since its inception in [    ] 2018.  Mr. Torkelson is the founder and Chief Investment Officer of the Advisor.  Mr. Boughton serves as a Portfolio Manager and Analyst of the Advisor.
PURCHASE AND SALE OF FUND SHARES
The minimum initial investment is $1,000 and the minimum subsequent investment is $100.  The minimums may be waived or reduced in some cases.
You can redeem Fund shares directly from the Fund by mail, facsimile, telephone, and bank wire.  Redemption orders by mail should be sent to the Matisse Discounted Bond CEF Strategy, c/o Nottingham Shareholder Services, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365.  Redemption orders by facsimile should be transmitted to 919-882-9281. Please call the Fund at 1-800-773-3863 to conduct telephone transactions or to receive wire instructions for bank wire orders.  Investors who wish to redeem Fund shares through a broker-dealer should contact the broker-dealer directly.
TAX INFORMATION
The Fund's distributions will generally be taxed to you as ordinary income or capital gains, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an individual retirement account.  Distributions on investments made through tax deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those accounts.
10

FINANCIAL INTERMEDIARY COMPENSATION
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.
11

ADDITIONAL INFORMATION ABOUT THE FUND'S
PRINCIPAL INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
INVESTMENT OBJECTIVE
The Fund seeks long-term capital appreciation and income. The Fund's investment objective is not a fundamental policy and may be changed without shareholder approval by a vote of the Board of Trustees of the Fund (the "Board" or the "Trustees"). Shareholders will receive sixty days' prior written notice before a change to an investment objective takes place. There is no guarantee that the Fund will achieve its investment objective.
PRINCIPAL INVESTMENT STRATEGIES FOR THE FUND
The Fund's principal investment strategies are discussed in the "Summary" section. The Fund's principal investment strategies may be changed by the Fund's Board without shareholder approval unless otherwise noted in this prospectus or the Fund's Statement of Additional Information.
The Fund is a "fund of funds" that seeks to achieve its investment objective principally through investments in Portfolio Funds that are registered under the 1940 Act. The Portfolio Funds invest primarily in bonds; pay regular periodic cash distributions; and trade at substantial discounts relative to the underlying NAVs. The Advisor believes this approach is capable of generating high total return and attractive income relative to many other fixed income investments.
As a matter of investment policy, the Fund will invest, under normal circumstances, at least 80% of its net assets, plus any borrowing for investment purposes, in discounted Portfolio Funds that primarily invest in bonds. For purposes of this policy, a Portfolio Fund is considered discounted when, in the Advisor's determination, the Portfolio Fund's market value is less than the value of its underlying portfolio and a Portfolio Fund is considered to invest primarily in bonds when, under normal circumstances, at least 80% of its net assets, plus any borrowing for investment purposes, are invested in bonds. This policy may be changed without shareholder approval upon 60-days' prior notice to shareholders.
Closed-end funds are investment companies that, unlike an open-end mutual fund, do not typically issue redeemable shares.  Instead, a fixed number of shares trade on a secondary market, such as the New York Stock Exchange or the NASDAQ Stock Market. The shares of closed-end funds frequently trade at either a premium or discount relative to their underlying NAVs. The Advisor believes that these investments will allow the Fund to profit from the capital appreciation achieved when such spreads decrease and the market prices of the shares move closer to the such fund's NAVs, as well as from the capital appreciation achieved when general market conditions increase share prices, and from the income generated from closed-end fund distributions.
12

The Advisor intends to construct a diversified portfolio that generates regular income. Under normal market conditions, the Fund's portfolio will hold shares of approximately 30 to 90 Portfolio Funds, along with cash, cash equivalents, and other types of securities in which the Fund may make limited investments. Each Portfolio Fund will hold primarily bonds. In addition, the Portfolio Funds will invest in loans, equity securities (preferred and convertible securities), fixed-income securities, foreign income securities, and derivative instruments for both investment and hedging purposes, and will utilize leverage to acquire their underlying portfolio investments.
In selecting Portfolio Funds for the portfolio, the Advisor utilizes a proprietary research process that attempts to forecast whether the market discount on a closed-end fund will increase or decrease. The process incorporates quantitative information about each Portfolio Fund's discount, dividends, management, expenses, portfolio, liquidity, and historical pricing. If the market discount is predicted, in the next 3 to 12 months, to decrease for a closed-end fund, the Fund typically purchases or increases its position in the security. If the market discount is predicted, in the next 3 to 12 months, to increase for a Portfolio Fund, the Fund typically sells or reduces its position in the security.
The Fund's direct investments will be exclusively in U.S.-traded and U.S.-registered securities; however, the Portfolio Funds will own foreign-registered and foreign-traded securities.
Under normal circumstances, the Fund may hold up to 20% of its net assets in cash or cash equivalents. Cash equivalents, which can include money market funds, are instruments or investments of such high liquidity and safety that they are considered almost as safe as cash. Based upon the Advisor's view of available investment opportunities, as well as for cash management purposes, the Fund's portfolio will also include cash and cash equivalents that provide a temporary pool of liquidity for future investments, redemptions, and other Fund expenses. The Fund actively trades its portfolio investments, which may lead to higher transaction costs that may affect the Fund's performance.
PRINCIPAL RISKS OF INVESTING IN THE FUND
The loss of your money is a principal risk of investing in the Fund.  Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  Generally, the Fund will be subject to the following principal risks:
Closed-End Fund Risk.  Closed-end funds involve investment risks different from those associated with other investment companies. First, the shares of closed-end funds frequently trade at a premium or discount relative to their NAV.  When the Fund purchases shares of a closed-end fund at a discount to its NAV, there can be no assurance that the discount will decrease, and it is possible that the discount may increase and affect whether the Fund will a realize gain or loss on the investment. Second, many closed-end funds use leverage, or borrowed money, to try to increase returns. Leverage is a speculative technique and its use by a closed-end fund entails greater risk and leads to a more volatile share price.  If a close-end fund uses leverage, increases and decreases in the value of its share price will be magnified.  The closed-end fund will also have to pay interest or dividends on its leverage, reducing the closed-end fund's return. Third, many closed-end funds have a policy of distributing a fixed percentage of net assets regardless of the fund's actual interest income and capital gains.  Consequently, distributions by a closed-end fund may include a return of capital, which would reduce the fund's NAV and its earnings capacity.  Finally, closed-end funds are allowed to invest in a greater amount of illiquid securities than open-end mutual funds.  Investments in illiquid securities pose risks related to uncertainty in valuations, volatile market prices, and limitations on resale that may have an adverse effect on the ability of the fund to dispose of the securities promptly or at reasonable prices.
13

Control of Portfolio Funds Risk.  Although the Fund and the Advisor will evaluate regularly each Portfolio Fund to determine whether its investment program is consistent with the Fund's investment objective, the Advisor will not have any control over the investments made by a closed-end fund.  The investment advisor to each Portfolio Fund may change aspects of its investment strategies at any time. The Advisor will not have the ability to control or otherwise influence the composition of the investment portfolio of a Portfolio Fund.
Convertible Securities Risk. Convertible securities subject the Fund, to the risks associated with both fixed-income securities and equity securities.  The risks of fixed income securities and equity securities are described below. If a convertible security's investment value is greater than its conversion value, its price likely increase when interest rates fall and decrease when interest rates rise.  If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.
Cybersecurity Risk. As part of its business, the Advisor processes, stores and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Advisor and the Fund are therefore susceptible to cybersecurity risk. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, the Fund or its advisor, custodians, fund accountant, fund administrator, transfer agent, pricing vendors and/or other third-party service providers may adversely impact the Fund and its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund's ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. The Fund also may incur substantial costs for cybersecurity risk management in order to guard against any cyber incidents in the future. The Fund and its shareholders could be negatively impacted as a result.
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Derivatives Risk.  The Portfolio Funds held by the Fund may use derivative instruments, which derive their value from the value of an underlying security, currency, or index.  The Portfolio Funds' use of derivatives may involve risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and may perform in ways unanticipated by the Portfolio Funds' investment advisor and may not be available at the time or price desired. The Portfolio Funds' use of derivatives involves the risk that the other party to the derivative contract will fail to make required payments or otherwise to comply with the terms of the contract. In the event the counterparty to a derivative instrument becomes insolvent, the Portfolio Fund potentially could lose all or a large portion of its investment in the derivative instrument. Derivatives transactions can create investment leverage and may be highly volatile, and the Portfolio Fund could lose more than the amount it invests. In addition, derivatives transactions can increase the Portfolio Fund's transaction costs. Derivatives may be difficult to value and highly illiquid, and the Portfolio Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivative positions may also be improperly executed or constructed. Use of derivatives may affect the amount the timing and the character of distributions to shareholders and, therefore, may increase the amount of taxes payable by shareholders.
When a Portfolio Fund enters into a derivatives transaction as a substitute for or alternative to a direct cash investment, the Portfolio Fund is exposed to the risk that the derivative transaction may not provide a return that corresponds precisely or at all with that of the underlying investment.
The regulation of the derivatives markets has increased over the past several years, and additional future regulation of the derivatives markets may make derivatives more costly, may limit the availability or liquidity of derivatives, or may otherwise adversely affect the value or performance of derivatives. Any such adverse developments could impair the effectiveness of s Portfolio Fund's derivatives transactions and cause s Portfolio Fund to lose value. For instance, in December 2015, the SEC proposed a new rule that would change the regulation of the use of derivatives by registered investment companies. If adopted as proposed, these regulations could significantly limit or impact a Portfolio Fund's ability to invest in derivatives and other instruments, limit a Portfolio Fund's ability to employ certain strategies that use derivatives, and adversely affect a Portfolio Fund's performance, efficiency in implementing its strategy, liquidity and ability to pursue its investment objective.
Equity Securities Risk. Fluctuations in the value of equity securities will cause the NAV of the Fund to fluctuate. Equity securities may decline in price if the issuer fails to make anticipated dividend payments. Common stock is subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, equity securities have experienced significantly more volatility in returns than other asset classes.
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o   Preferred Stock Risks. Generally, preferred stockholders have no voting rights with respect to the issuing company unless certain events occur. In addition, preferred stock will be subject to greater credit risk than debt instruments of an issuer, and could be subject to interest rate risk like fixed income securities, as described below. An issuer's board of directors is generally not under any obligation to pay a dividend (even if dividends have accrued), and may suspend payment of dividends on preferred stock at any time. There is also a risk that the issuer will default and fail to make scheduled dividend payments on the preferred stock held by the Portfolio Funds.

Fixed-Income Securities Risk.  The Fund will invest indirectly in fixed-income securities through its investments in shares of the Portfolio Funds. These securities may include government and corporate bonds, mortgage bonds, convertible or preferred securities, loans, money market instruments, high yield securities or "junk bonds" and zero-coupon bonds.  Zero-coupon bonds are purchased at a discount from their face values and accrue interest at the applicable coupon rate over a period of time.  Fixed-income securities purchased by the Fund may consist of obligations of any rating.  Fixed-income securities in the lowest investment grade categories have speculative characteristics, with changes in the economy or other circumstances more likely to lead to a weakened capacity of the bonds to make principal and interest payments than would occur with bonds rated in higher categories.  High yield bonds are typically rated below "Baa" by Moody's or below "BBB" by S&P or below investment grade by other recognized rating agencies.  The Fund may also invest indirectly in unrated securities through closed-end funds that invest in unrated securities under certain circumstances.  Such bonds are subject to greater market fluctuations and risk of loss of income and principal than higher rated bonds for a variety of reasons, including:
Sensitivity to Interest Rate and Economic Change.  The economy and interest rates affect high yield securities differently than other securities.  For example, the prices of high yield bonds have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments.  Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest obligations, to meet projected business goals, and to obtain additional financing.  If the issuer of a bond defaults, an underlying mutual fund may incur additional expenses to seek recovery.  In addition, periods of economic uncertainty and changes can be expected to result in increased volatility or market prices of high yield bonds and the Fund's asset values.
Payment Expectations.  High yield bonds present certain risks based on payment expectations.  For example, high yield bonds may contain redemption and call provisions.  If an issuer exercises these provisions in a declining interest rate market, a closed-end fund the Fund invests in would have to replace the security with a lower yielding security, resulting in a decreased return for investors.  Conversely, a high yield bond's value will decrease in a rising interest rate market.
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Liquidity and Valuation.  To the extent that there is no established retail secondary market, there may be thin trading of high yield bonds, and this may impact a fund's ability to accurately value high yield bonds and may hinder a fund's ability to dispose of the bonds.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly traded market.
Credit Ratings.  Credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds.  Also, because credit rating agencies may fail to timely change the credit ratings to reflect subsequent events, the closed-end funds the Fund invests in must monitor the issuers of high yield bonds in their portfolios to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to assure the bonds' liquidity.
High-yield securities are deemed speculative with respect to the issuer's capacity to pay interest and repay principal over a long period of time.  Special tax considerations are associated with investing in high-yield securities structured as zero coupon or "pay-in-kind" securities.  Closed-end funds the Fund invests in will report the interest on these securities as income even though it receives no cash interest until the security's maturity or payment date.  The payment of principal and interest on most fixed-income securities purchased by a fund will depend upon the ability of the issuers to meet their obligations.  An issuer's obligations under its fixed-income securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations.  The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its fixed-income securities may be materially adversely affected by litigation or other conditions.
The ratings of S&P, Moody's and other nationally recognized rating agencies represent their opinions as to the quality of fixed-income securities.  It should be emphasized, however, that ratings are general and are not absolute standards of quality, and fixed-income securities with the same maturity, interest rate, and rating may have different yields while fixed-income securities of the same maturity and interest rate with different ratings may have the same yield.  For a more detailed description of ratings, please see Appendix A of the Fund's Statement of Additional Information.
Foreign Securities Risk.  The Fund may invest indirectly in foreign securities through its investments in shares of the Portfolio Funds.  Foreign securities involve investment risks different from those associated with domestic securities.  Changes in foreign economies and political climates are more likely to affect the Fund than investments in domestic securities.  The value of foreign currency denominated securities or foreign currency contracts is affected by the value of the local currency relative to the U.S. dollar.  There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign currency denominated securities.  The value of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad), or changed circumstances in dealings between nations.  In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are generally higher than in the United States.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.
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Fund of Funds Risk.  The Fund is a "fund of funds."  The term "fund of funds" is typically used to describe investment companies, such as the Fund, whose principal investment strategy involves investing in other investment companies, including closed-end funds and money market mutual funds.  Investments in other funds subject the Fund to additional operating and management fees and expenses.  For instance, investors in the Fund will indirectly bear fees and expenses charged by the funds in which the Fund invests, in addition to the Fund's direct fees and expenses.  The Fund's performance depends in part upon the performance of the funds' investment advisor, the strategies and instruments used by the funds, and the Advisor's ability to select funds and effectively allocate Fund assets among them.
General Investment Risks.  All investments in securities and other financial instruments involve a risk of financial loss.  No assurance can be given that the Fund's investment program will be successful.  Investors should carefully review the descriptions of the Fund's investments and their risks described in this prospectus and the Fund's Statement of Additional Information.
Investment Advisor Risk.  The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives.  The portfolio managers' experience is discussed in the section of this prospectus entitled "Management of the Fund – Investment Advisor."
Leverage Risk.  Although the Fund itself will not employ leverage directly, it may do so indirectly through its investments in shares of the Portfolio Funds, which may leverage or borrow money from banks to buy securities and pledge their assets in connection with the borrowing.  Use of leverage tends to magnify increases and decreases in a fund's returns and leads to a more volatile share price. The Portfolio Funds may also incur borrowing costs in connection with its use of leverage. If the interest expense of the borrowing is greater than the return on the securities bought, the use of leverage will decrease the return to shareholders in the Portfolio Fund. Leveraging by the Portfolio Funds may expose the Fund to a relatively high level of leverage risk.  There can be no assurance that a Portfolio Fund's leveraging strategy will be successful during any period in which it is employed.
Limited History of Operations Risk. The Fund has a limited history of operations for investors to evaluate.
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Loans Risk. Investments in loans may subject the Fund to heightened credit risks because loans may be highly leveraged and susceptible to the risks of interest deferral, default and/or bankruptcy. An economic downturn would generally lead to a higher non-payment rate, and a loan may lose significant market value before a default occurs. Moreover, any specific collateral used to secure a collateralized loan may decline in value or become illiquid, which would adversely affect the loan's value. Unlike the securities markets, there is no central clearinghouse for loan trades, and the loan market has not established enforceable settlement standards or remedies for failure to settle. Therefore, portfolio transactions in loans may have uncertain settlement time periods.
Management Style Risk.  Different types of securities tend to shift into and out of favor with investors depending on market and economic conditions.  The returns from the types of investments purchased by the Fund (e.g., closed-end funds which pay regular periodic cash distributions) may at times be better or worse than the returns from other types of funds.  Each type of investment tends to go through cycles of performing better or worse than the market in general.  The performance of the Fund may thus be better or worse than the performance of funds that focus on other types of investments, or that have a broader investment style.
Market Risk.  Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market.  Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general.  The price of a security may even be affected by factors unrelated to the value or condition of its issuer, such as changes in interest rates, economic and political conditions, and general market conditions.  The Fund's performance per share will change daily in response to such factors.
Money Market Mutual Fund Risk.  The Fund may invest in money market mutual funds in order to manage its cash component.  An investment in a money market mutual fund is not insured or guaranteed by a Federal Deposit Insurance Corporation or any other government agency. Although such funds seek to preserve the value of the Fund's investment at $1.00 per share, it is possible to lose money by investing in a money market mutual fund.
Portfolio Turnover Risk.  The Advisor will sell portfolio securities when it is in the interests of the Fund and its shareholders to do so without regard to the length of time they have been held.  As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund.  High rates of portfolio turnover may also result in the realization of short-term capital gains and losses.  Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.  Under normal circumstances, the anticipated portfolio turnover rate for the Fund is expected to be greater than 100%.
Quantitative Model Risk.  Securities or other investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.
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NON-PRINCIPAL INVESTMENT POLICIES AND RISKS
An investment in the Fund should not be considered a complete investment program.  Whether the Fund is an appropriate investment for an investor will depend largely on his or her financial resources and individual investment goals and objectives. Investors who engage in short-term trading or other speculative strategies and styles will not find the Fund to be an appropriate investment vehicle if they want to invest in the Fund for a short period of time.
Temporary Defensive Positions.  The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in an attempt to respond to adverse market, economic, political, or other conditions. During such an unusual set of circumstances, the Fund may hold up to 100% of its portfolio in cash or cash equivalent positions. When the Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.
U.S. Government Securities.  Closed-end funds owned by the Fund may invest in U.S. Government securities, defined to be (i) U.S. Treasury notes, U.S. Treasury bonds, U.S. Treasury bills, and other U.S. Government obligations; (ii) obligations of the Government National Mortgage Association (GNMA) and other U.S. Government sponsored entities that are guaranteed by the U.S. Government; and (iii) obligations of the Federal National Mortgage Association (FNMA), Federal Home Loan Mortgage Corporation (FHLMC), Federal Housing Administration (FHA), Federal Farm Credit Bank (FFCB), Federal Home Loan Bank (FHLB), Student Loan Marketing Association (SLMA), The Tennessee Valley Authority (TVA) and other U.S. Government authorities, agencies, and instrumentalities.  While obligations of some U.S. Government sponsored entities are supported by the full faith and credit of the U.S. Government (e.g. GNMA), others are not.  No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies or instrumentalities in the future since it is not obligated to do so by law.  The guarantee of the U.S. Government does not extend to the yield or value of the Fund's shares.
Debentures.  A debenture is long-term, unsecured, debt instrument backed only by the integrity of the borrower, not by collateral, and documented by an indenture.  Governments often issue debentures, in part because they generally cannot guarantee debt with assets (government assets are public property).  The primary risk with this type of investment is that the issuer will default or go into bankruptcy.  As an unsecured creditor, in the event of default or bankruptcy, the holder of a debenture does not have a claim against any specific assets of the issuing firm, so the investor will only be paid from the issuer's assets after the secured creditors have been paid.  A closed-end fund owned by the Fund may invest in all types of debentures, including corporate and government debentures.
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DISCLOSURE OF PORTFOLIO HOLDINGS
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities can be found in the Statement of Additional Information, which is available from the Fund or on the SEC's website, www.sec.gov.
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MANAGEMENT OF THE FUND
INVESTMENT ADVISOR
The Fund's investment advisor is Deschutes Portfolio Strategies, LLC dba Matisse Capital, located at 4949 Meadows Road, Suite 200, Lake Oswego, Oregon 97035. In addition to the Fund and another registered investment company, the Advisor also provides investment advice to individuals through managed accounts, as well as corporate retirement plans, endowments, foundations and family offices.  As of March 31, 2018, the Advisor had approximately $[   ] million in assets under management.  Subject to the authority of the Board, the Advisor provides guidance and policy direction in connection with its daily management of the Fund's assets. The Advisor is also responsible for the selection of broker-dealers for executing portfolio transactions, subject to the brokerage policies established by the Trustees, and the provision of certain executive personnel to the Fund.
Portfolio Managers. The Fund's portfolio is managed on a day-to-day basis by Bryn Torkelson and Eric Boughton, CFA.
Mr. Torkelson is the founder of the Advisor and has been the Chief Investment Officer of the Advisor since 2010.  He has been in the investment business since 1981. He began his career with Smith Barney, founded the Advisor's predecessor in 1997, and the Advisor in 2010.  Mr. Torkelson received a Bachelor of Science in Finance from the University of Oregon.
Mr. Boughton has served as a Portfolio Manager and Analyst of the Advisor since 2010 and was a Portfolio Manager with the Advisor's predecessor from 2006 - 2010. He provides analytical investment support to the firm and direct portfolio management to separately managed accounts. Mr. Boughton received a Bachelor of Science in Mathematics, Applied Analysis, from the University of Houston, College of Natural Science & Mathematics.
The Fund's Statement of Additional Information provides information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.
Advisor Compensation.  As full compensation for the investment advisory services provided to the Fund, the Advisor receives monthly compensation based on the Fund's average daily net assets at the annual rate of 0.70%.
Disclosure Regarding Approval of Investment Advisory Contracts.  A discussion regarding the Trustees' basis for approving the investment advisory contract for the Fund can be found, once available, in the Fund's semi-annual report to shareholders for the period ended September 30, 2018. You may obtain a copy of the annual and semi-annual reports, once available, free of charge, upon request to the Fund.
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DISTRIBUTOR
Capital Investment Group, Inc. (the "Distributor") is the principal underwriter and distributor of the Fund's shares and serves as the Fund's exclusive agent for the distribution of the Fund's shares. The Distributor may sell the Fund's shares to or through qualified securities dealers or others.
ADDITIONAL INFORMATION ON EXPENSES
Expense Limitation Agreement.  In the interest of limiting expenses of the Fund, the Advisor has entered into an Expense Limitation Agreement with the Trust, pursuant to which the Advisor has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Fund (exclusive of acquired fund fees and expenses, interest, taxes, brokerage fees and commissions,  and extraordinary expenses is limited to 0.99%.  The Expense Limitation Agreement runs through July 31, 2019, and may be terminated by the Board at any time. It is expected that the Expense Limitation Agreement will continue from year-to-year thereafter, provided such continuance is specifically approved by a majority of the Trustees who (i) are not "interested persons" of the Trust or any other part to the Expense Limitation agreement, as such term is defined in the 1940 Act, and (ii) have no direct or indirect financial interest in the operation of the Expense Limitation Agreement. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.
Other Expenses.  The Fund is obligated to pay brokerage fees and commissions, taxes, borrowing costs (such as interest or dividend expenses on securities sold short), and acquired fund fees and expenses.  The Fund will be separately responsible for any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.  All general Trust expenses are allocated among and charged to the assets of each separate fund series of the Trust (if any), on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each series or the nature of the services performed and relative applicability to each series.
Acquired Fund Fees and Expenses.  In the summary section of the prospectus entitled "Fees and Expenses of the Fund," the "Acquired Fund Fees and Expenses" are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies.  "Acquired Fund Fees and Expenses" do not affect the Fund's actual operating costs and, therefore, are not included in the Fund's financial statements, which provide a clearer picture of the Fund's actual operating costs.  The "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" under "Fees and Expenses of the Fund" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements.  The ratios reported in the Financial Highlights reflect the operating expenses of the Fund without "Acquired Fund Fees and Expenses."
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INVESTING IN THE FUND
PURCHASE AND REDEMPTION PRICE
Determining the Fund's Net Asset Value.  The price at which you purchase or redeem shares is based on the next calculation of NAV after an order is received in good form.  An order is considered to be in good form if it includes all necessary information and documentation related to a purchase or redemption request and, if applicable, payment in full of the purchase amount.  The Fund's NAV per share for each class of shares is calculated by dividing the value of the Fund's total assets attributable to that class, less liabilities (including Fund expenses, which are accrued daily) attributable to that class, by the total number of outstanding shares of the Fund attributable to that class.  To the extent that the Fund holds portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price shares, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares.  The Fund's NAV per share for each class of shares is normally determined at 4:00 p.m. Eastern time, the time regular trading closes on the New York Stock Exchange. The Fund does not calculate NAV on business holidays when the New York Stock Exchange is closed.
The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures established by, and under the direction of, the Board.  In determining the value of the Fund's total assets, portfolio securities are generally calculated at market value by quotations from the primary market in which they are traded.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.  The Fund normally uses third party pricing services to obtain market quotations.  Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value in good faith by either a valuation committee or the Advisor in accordance with procedures established by, and under the supervision of, the Board. Fair value pricing may be used, for example, in situations where (i) an exchange-traded portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's NAV calculation.
Pursuant to the policies adopted by the Board, the Advisor consults with the Fund's administrator on a regular basis regarding the need for fair value pricing.  The Advisor is responsible for notifying the Board (or the Fund's valuation committee) when it believes that fair value pricing is required for a particular security.  The Fund's policies regarding fair value pricing are intended to result in a calculation of the Fund's NAV that fairly reflects portfolio security values as of the time of pricing.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures and the fair value price may differ from the price at which the security may ultimately be traded or sold.  If such fair value price differs from the price that would have been determined using the Fund's normal pricing procedures, a shareholder may receive more or less proceeds or shares from redemptions or purchases of Fund shares, respectively, than a shareholder would have otherwise received if the security were priced using the Fund's normal pricing procedures.  The performance of the Fund may also be affected if a portfolio security's fair value price were to differ from the security's price using the Fund's normal pricing procedures.  To the extent the Fund invests in other open-end investment companies that are registered under the 1940 Act, the Fund's NAV calculations are based upon the NAV reported by such registered open-end investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
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Other Matters.  Purchases and redemptions of shares by the same shareholder on the same day will be netted for the Fund.
BUYING OR SELLING SHARES
 THROUGH A FINANCIAL INTERMEDIARY
Certain financial intermediaries have agreements with the Fund that allow them to enter purchase or redemption orders on behalf of clients and customers.  These orders will be priced at the NAV next computed after the orders are received by the financial intermediary, subject to the order being in good form.  Orders received in good form by the financial intermediary before 4:00 p.m. Eastern Time will receive a share price based on that day's NAV and orders received after 4:00 p.m. Eastern Time will receive a price based on the next day's NAV.  You should look to the financial intermediary through whom you wish to invest for specific instructions on how to purchase or redeem shares of the Fund.
PURCHASING SHARES
Purchases can be made directly from the Fund by mail or bank wire.  In addition, brokers that are authorized designees of the Fund may receive purchase and redemption orders on behalf of the Fund. These designated brokers are also authorized to designate other financial intermediaries to receive orders on behalf of the Fund. Such orders will be deemed to have been received by the Fund when an authorized designee, or broker-authorized designee, receives the order, subject to the order being in good form. The orders will be priced at the NAV next computed after the orders are received by the authorized broker, or broker-authorized designee.  Orders received in good form before 4:00 p.m. Eastern Time will receive a share price based on that day's NAV and orders received after 4:00 p.m. Eastern Time will receive a price based on the next day's NAV.  Investors may also be charged a fee by a broker or agent if shares are purchased through a broker or agent.
The Fund reserves the right to (i) refuse any request to purchase shares for any reason and (ii) suspend the offering of shares at any time.  An investor that has placed a purchase order will be notified as soon as possible in such circumstances.
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Regular Mail Orders.  Payment for shares by mail must be made by check from a U.S. financial institution and payable in U.S. dollars. Cash, money orders, and traveler's checks will not be accepted by the Fund.  If checks are returned due to insufficient funds or other reasons, your purchase will be canceled.  You will also be responsible for any losses or expenses incurred by the Fund and its administrator and transfer agent. The Fund will charge a $35 fee and may redeem shares of the Fund owned by the purchaser or another identically registered account in another series of the Trust to recover any such losses.  For regular mail orders, please complete the Fund Shares Application and mail it, along with your check made payable to the Fund, to:
Matisse Discounted Bond CEF Strategy
c/o Nottingham Shareholder Services
116 South Franklin Street
Post Office Box 4365
 Rocky Mount, North Carolina 27803-0365
The application must contain your Social Security Number or Taxpayer Identification Number.  If you have applied for a number prior to completing your account application but you have not received your number, please indicate this on the application and include a copy of the form applying for your number. Taxes are not withheld from distributions to U.S. investors if certain requirements of the Internal Revenue Service are met regarding the Social Security Number and Taxpayer Identification Number.
Bank Wire Purchases.  Purchases may also be made through bank wire orders.  To establish a new account or add to an existing account by wire, please call the Fund at 1-800-773-3863 for wire instructions and to advise the Fund of the investment, dollar amount, and the account identification number.
Additional Investments.  You may also add to your account by mail or wire at any time by purchasing shares at the then current NAV. The minimum additional investment is $100.  Before adding funds by bank wire, please call the Fund at 1-800-773-3863 for wire instructions and to advise the Fund of the investment, dollar amount, and the account identification number.  Mail orders should include, if possible, the "Invest by Mail" stub that is attached to your confirmation statement.  Otherwise, please identify your account in a letter accompanying your purchase payment.
Automatic Investment Plan.  The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account.  With shareholder authorization and bank approval, the Fund will automatically charge the shareholder's checking account for the amount specified ($100 minimum), which will be automatically invested in shares at the public offering price on or about the 21st day of the month.  The shareholder may change the amount of the investment or discontinue the plan at any time by writing the Fund.
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Share Certificates.  The Fund normally does not issue share certificates.  Evidence of ownership of shares is provided through entry in the Fund's share registry.  Investors will receive periodic account statements (and, where applicable, purchase confirmations) that will show the number of shares owned.
Important Information about Procedures for Opening a New Account.  Under the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act of 2001), the Fund is required to obtain, verify, and record information that enables the Fund to form a reasonable belief as to the identity of each customer who opens an account.  Consequently, when an investor opens an account, the Fund will ask for the investor's name, street address, date of birth (for an individual), social security or other tax identification number (or proof that the investor has filed for such a number), and other information that will allow the Fund to identify the investor.  The Fund may also ask to see the driver's license or other identifying documents of the investor.  An investor's account application will not be considered "complete" and, therefore, an account will not be opened and the investor's money will not be invested until the Fund receives this required information.  In addition, if after opening the investor's account the Fund is unable to verify the investor's identity after reasonable efforts, as determined by the Fund in its sole discretion, the Fund may (i) restrict further investments until the investor's identity is verified; and (ii) close the investor's account without notice and return the investor's redemption proceeds to the investor.  If the Fund closes an investor's account because the Fund could not verify the investor's identity, the Fund will value the account in accordance with the next NAV calculated after the investor's account is closed.  In that case, the investor's redemption proceeds may be worth more or less than the investor's original investment.  The Fund will not be responsible for any losses incurred due to the Fund's inability to verify the identity of any investor opening an account.
REDEEMING SHARES
Regular Mail Redemptions.  Regular mail redemption requests should be addressed to:
Matisse Discounted Bond CEF Strategy
c/o Nottingham Shareholder Services
116 South Franklin Street
Post Office Box 4365
 Rocky Mount, North Carolina 27803-0365
Regular mail redemption requests should include the following:
(1)
Your letter of instruction specifying the account number, class of shares, and number of shares (or the dollar amount) to be redeemed.  This request must be signed by all registered shareholders in the exact names in which they are registered;

(2)	Any required signature guarantees (see "Signature Guarantees" below); and
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(3)	Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other entities.
Your redemption proceeds normally will be sent to you within 7 days after receipt of your redemption request.  The Fund may delay forwarding a redemption check for recently purchased shares while the Fund determines whether the purchase payment will be honored.  Such delay (which may take up to 15 days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer.  In all cases, the NAV next determined after receipt of the request for redemption will be used in processing the redemption request. The Fund expects to pay redemptions from cash, cash equivalents, proceeds from the sale of additional Fund shares, and then from the sale of portfolio securities. These redemption payment methods will be used in regular and stressed market conditions.
Telephone and Bank Wire Redemptions.  Unless you decline the telephone transaction privileges on your account application, you may redeem shares of the Fund by telephone.  You may also redeem shares by bank wire under certain limited conditions.  The Fund will redeem shares in this manner when so requested by the shareholder only if the shareholder confirms redemption instructions in writing.
The Fund may rely upon confirmation of redemption requests transmitted via facsimile (FAX# 919-882-9281).  The confirmation instructions must include the following:
(1) Name of Fund and class of shares;
(2) Shareholder name and account number;
(3) Number of shares or dollar amount to be redeemed;
(4) Instructions for transmittal of redemption proceeds to the shareholder; and
(5) Shareholder signature as it appears on the application on file with the Fund.
Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above.  You can choose to have redemption proceeds mailed to you at your address of record, your financial institution, or to any other authorized person, or you can have the proceeds sent by wire transfer to your financial institution ($5,000 minimum).  Redemption proceeds cannot be wired on days in which your financial institution is not open for business.  You can change your redemption instructions anytime you wish by filing a letter with your new redemption instructions with the Fund.  See "Signature Guarantees" below.
The Fund, in its discretion, may choose to pass through to redeeming shareholders any charges imposed by the Fund's custodian for wire redemptions.  If this cost is passed through to redeeming shareholders by the Fund, the charge will be deducted automatically from your account by redemption of shares in your account.  Your bank or brokerage firm may also impose a charge for processing the wire.  If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by regular mail to the designated account.
28

You may redeem shares, subject to the procedures outlined above, by calling the Fund at 1-800-773-3863.  Redemption proceeds will only be sent to the financial institution account or person named in your Fund Shares Application currently on file with the Fund.  Telephone redemption privileges authorize the Fund to act on telephone instructions from any person representing him or herself to be the investor and reasonably believed by the Fund to be genuine.  The Fund will employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine.  The Fund will not be liable for any losses due to fraudulent or unauthorized instructions.  The Fund will also not be liable for following telephone instructions reasonably believed to be genuine.
Systematic Withdrawal Plan.  A shareholder who owns shares of the Fund valued at $5,000 or more at the current offering price may establish a systematic withdrawal plan ("Systematic Withdrawal Plan") to receive a monthly or quarterly check in a stated amount (not less than $50).  Each month or quarter, as specified, the Fund will automatically redeem sufficient shares from your account to meet the specified withdrawal amount.  The shareholder may establish this service whether dividends and distributions are reinvested in shares of the Fund or paid in cash.  Call or write the Fund for an application form.
Minimum Account Size.  The Trustees reserve the right to redeem involuntarily any account having a NAV of less than $1,000 (due to redemptions, exchanges, or transfers, and not due to market action) upon 30-days' prior written notice.  If the shareholder brings his account NAV up to at least $1,000 during the notice period, the account will not be redeemed.  Redemptions from retirement accounts may be subject to federal income tax.  Shareholders may also be charged a fee by their broker or agent if shares are redeemed or transferred through their broker or agent.
Redemptions in Kind.  The Fund does not intend, under normal circumstances, to redeem its shares by payment in kind.  It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such cases, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund.  Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the Fund's NAV per share. Shareholders receiving them bear the market risks associated with the securities until they have been converted into cash and may incur brokerage costs when these securities are sold.  An irrevocable election has been filed under Rule 18f-1 of the 1940 Act wherein the Fund must pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any 90-day period, the lesser of (i) $250,000 or (ii) 1% of the Fund's NAV at the beginning of such period.  Redemption requests in excess of this limit may be satisfied in cash or in kind at the Fund's election.
29

Signature Guarantees.  To protect your account and the Fund from fraud, signature guarantees may be required to be sure that you are the person who has authorized a change in registration or standing instructions for your account.  Signature guarantees are generally required for (i) change of registration requests; (ii) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application; (iii) transactions where proceeds from redemptions, dividends, or distributions are sent to a financial institution; and (iv) redemption requests in excess of $50,000.  Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.
Miscellaneous.  The Fund reserves the right to delay the distribution of redemption proceeds involving recently purchased shares until the check for the recently purchased shares has cleared, which may take up to 15 days from the date of purchase.  The Fund may also suspend redemptions, if permitted by the 1940 Act, for any period during which the New York Stock Exchange is closed, trading is restricted by the SEC, or the SEC declares that an emergency exists.  Redemptions may be suspended during other periods permitted by the SEC for the protection of the Fund's shareholders. During drastic economic and market changes, telephone redemption privileges may be difficult to implement.
FREQUENT PURCHASES AND REDEMPTIONS
Frequent purchases and redemptions of Fund shares by a shareholder, known as frequent trading, present a number of risks to the Fund's other shareholders.  These risks include dilution in the value of Fund shares held by long-term shareholders, interference with the efficient management of the Fund's portfolio holdings, and increased brokerage and administration costs.  Due to the potential of a thin market for some of the Fund's portfolio securities, as well as overall adverse market, economic, political, or other conditions that may affect the sale price of portfolio securities, the Fund could face untimely losses as a result of having to sell portfolio securities prematurely to meet redemptions.  Frequent trading may also increase portfolio turnover, which may in turn result in increased capital gains taxes for shareholders.
The Board has adopted a policy that is intended to discourage frequent trading by shareholders.  The Fund does not accommodate frequent trading.  Under the adopted policy, the Fund's transfer agent provides a daily record of shareholder trades to the Advisor.  The Fund's transfer agent also monitors and tests shareholder purchase and redemption orders for frequent trading.  The Advisor has the discretion to limit investments, by refusing further purchase and exchange orders, from a shareholder that the Advisor believes has a pattern of trades not in the best interests of the other shareholders.  In addition to this discretionary policy, the Fund will also limit investments from any shareholder account that, on two or more occasions during a 60 calendar day period, purchases and redeems shares over a period of less than ten days having a redemption amount within ten percent of the purchase amount and greater than $10,000.  In the event such a purchase and redemption pattern occurs, the shareholder account and any other account with the same taxpayer identification number will be precluded from investing in the Fund for at least 30 calendar days after the second redemption transaction.
30

The Fund and Advisor intend to apply this policy uniformly, except that the Fund may not be able to identify or determine that a specific purchase or redemption is part of a pattern of frequent trading or that a specific shareholder is engaged in frequent trading, particularly with respect to transactions made through omnibus accounts or accounts opened through financial intermediaries such as broker-dealers and banks.  Omnibus account arrangements permit multiple investors to aggregate their respective share ownership and to purchase, redeem, and exchange Fund shares without the identity of the individual shareholders being immediately known to the Fund.  Like omnibus accounts, accounts opened through financial intermediaries normally permit shareholders to purchase, redeem, and exchange Fund shares without the identity of the shareholder being immediately known to the Fund.  Consequently, the ability of the Fund to monitor and detect frequent trading through omnibus and intermediary accounts is limited, and there is no guarantee that the Fund can identify shareholders who might be engaging in frequent trading through these accounts or curtail such trading.
In addition, this policy will not apply if the Advisor determines that a purchase and redemption pattern does not constitute frequent trading, such as inadvertent errors that result in frequent purchases and redemptions.  Inadvertent errors shall include purchases and/or redemptions made unintentionally or by mistake (e.g., where a shareholder unintentionally or mistakenly invests in the Fund and redeems immediately after recognizing the error).  The shareholder shall have the burden of proving to the sole satisfaction of the Advisor that a purchase and redemption pattern was the result of an inadvertent error.  In such a case, the Advisor may choose to allow further purchase and exchange orders from such shareholder.
31

OTHER IMPORTANT INFORMATION
DIVIDENDS, DISTRIBUTIONS, AND TAXES
The following information is meant as a general summary for U.S. taxpayers.  Additional tax information appears in the Fund's Statement of Additional Information.  Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences to them of investing in the Fund.
Ordinarily, dividends from net investment income, if any, are declared and paid at least quarterly by the Fund. The Funds distribute their net realized capital gains, if any, to shareholders annually. Shareholders may elect to take dividends from net investment income or capital gains distributions, if any, in cash or reinvest them in additional Fund shares.  Although the Fund will not be taxed on amounts it distributes, shareholders will generally be taxed on distributions paid by the Fund, regardless of whether distributions are received in cash or are reinvested in additional Fund shares. Distributions may be subject to state and local taxes, as well as federal taxes.
In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder's holding period for the Fund shares.  An exchange of shares may be treated as a sale and any gain may be subject to tax.
As with all mutual funds, the Fund will be required in certain cases to withhold and remit to the U.S. Treasury a percentage of taxable dividends or of gross proceeds realized upon sale paid to shareholders who (i) have failed to provide a correct taxpayer identification number in the manner required; (ii) are subject to back-up withholding by the Internal Revenue Service for failure to include properly on their return payments of taxable interest or dividends; or (iii) have failed to certify to the Fund that they are not subject to backup withholding when required to do so.  Back-up withholding is not an additional tax.  Any amounts withheld from payments to you may be refunded or credited against your U.S. federal income tax liability, if any, provided that the required information is furnished to the Internal Revenue Service.
Shareholders should consult with their own tax advisors to ensure that distributions and sale of Fund shares are treated appropriately on their income tax returns.
FINANCIAL HIGHLIGHTS
Because the Fund commenced operations on or following the date of this Prospectus, no Financial Highlights are shown.  You may request a copy of the Fund's annual and semi-annual reports, once available, at no charge by calling the Fund at 1-800-773-3863.
32

ADDITIONAL INFORMATION

Matisse Discounted Bond CEF Strategy

Additional information about the Fund is available in the Fund's Statement of Additional Information, which is incorporated by reference into this prospectus.  Additional information about the Fund's investments is also available in the annual and semi-annual reports to shareholders.  The annual reports include a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.
The Fund's Statement of Additional Information and the annual and semi-annual reports will be available, free of charge, on the website listed below and upon request by contacting the Fund (you may also request other information about the Fund or make shareholder inquiries) as follows:
By telephone:	1-800-773-3863
By mail:	Matisse Discounted Bond CEF Strategy c/o Nottingham Shareholder Services 116 South Franklin Street Post Office Box 4365 Rocky Mount, North Carolina 27803-0365
By e-mail:	shareholders@ncfunds.com
On the Internet:	www.ncfunds.com

Information about the Fund (including the Statement of Additional Information) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Inquiries on the operations of the public reference room may be made by calling the SEC at 1-202-551-8090.  Reports and other information about the Fund is available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File Number 811-22298

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities, and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION SUBJECT TO COMPLETION

STATEMENT OF ADDITIONAL INFORMATION

Matisse Discounted Bond CEF Strategy
Institutional Class Shares - Ticker Symbol MDFIX
May [   ], 2018
A series of the
Starboard Investment Trust
116 South Franklin Street
Rocky Mount, North Carolina 27804
Telephone 1-800-773-3863

TABLE OF CONTENTS
Page
GENERAL INFORMATION	2
ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES	2
INVESTMENT LIMITATIONS	8
PORTFOLIO TRANSACTIONS	10
DESCRIPTION OF THE TRUST	12
MANAGEMENT AND OTHER SERVICE PROVIDERS	13
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION	20
SPECIAL SHAREHOLDER SERVICES	21
DISCLOSURE OF PORTFOLIO HOLDINGS	22
NET ASSET VALUE	24
ADDITIONAL TAX INFORMATION	25
FINANCIAL STATEMENTS	27
APPENDIX A – DESCRIPTION OF RATINGS	28
APPENDIX B – PROXY VOTING POLICIES	32

This Statement of Additional Information is meant to be read in conjunction with the prospectus for the Matisse Discounted Bond CEF Strategy, dated May [    ], 2018, and is incorporated by reference in its entirety into the prospectus.  Because this Statement of Additional Information is not itself a prospectus, no investment in shares of the Fund should be made solely upon the information contained herein.  Copies of the Fund's prospectus, annual report, and/or semi-annual report may be obtained at no charge by writing or calling the Fund at the address or phone number shown above.  Capitalized terms used but not defined herein have the same meanings as in the Fund's prospectus.

GENERAL INFORMATION
Starboard Investment Trust (the "Trust") was organized on May 13, 2009 as a Delaware statutory trust and is registered with the U.S. Securities and Exchange Commission (the "SEC") as an open-end management investment company.  Matisse Discounted Bond CEF Strategy (the "Fund") is a separate, diversified series of the Trust.  The Fund's investment advisor is Deschutes Portfolio Strategies, LLC dba Matisse Capital (the "Advisor").
This Statement of Additional Information ("SAI") describes the financial history, management and operation of the Fund, as well as the Fund's investment objective and policies. It should be read in conjunction with the Fund's current prospectus, dated the same date as this SAI, as supplemented from time to time (the "Prospectus").
Investments in the Fund are not:
	Deposits or obligations of any bank;
	Guaranteed or endorsed by any bank; or
	Federally insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other federal agency.

ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES
The Prospectus describes the Fund's investment objective and principal investment strategy, as well as the principal investment risks of the Fund.  All investments in securities and other financial instruments involve a risk of financial loss.  No assurance can be given that the Fund's investment program will be successful.  Investors should carefully review the descriptions of the Fund's investments and their risks described in the Fund's Prospectus and this SAI.
The following descriptions and policies supplement those descriptions, and also include descriptions of certain types of investments that may be made by the Fund but are not principal investment strategies of the Fund.  Attached to this SAI is Appendix A, which contains descriptions of the rating symbols used by nationally recognized statistical rating organizations for securities in which the Fund may invest.  Appendix B contains copies of the Advisor's Proxy Voting Policy and Procedures.
Certain strategies and instruments described below may not apply to the Fund. Unless a strategy, instrument or policy described below is specifically prohibited by the investment restrictions listed in the Fund's Prospectus, under "Investment Limitations" in this SAI, or by applicable law, the Fund may, but will not necessarily, engage in each of the investment practices described below. Except as stated elsewhere in the Fund's Prospectus or this SAI, to the extent the Fund has reserved the freedom to invest in a type of investment or to utilize a particular investment practice, the Fund may invest in such investment or engage in such investment practice without limit.
Investment Companies.  The Fund will invest in securities of other investment companies, including, without limitation, money market funds, and closed-end funds.  The Fund's investments in such securities involve certain additional expenses and certain tax results, which would not be present in a direct investment in the underlying fund. Pursuant to Section 12(d)(1)(A) of the Investment Company Act of 1940, as amended (the "1940 Act"),, the Fund will be prevented from: (i) purchasing more than 3% of an investment company's outstanding shares; (ii) investing more than 5% of the Fund's assets in any single such investment company, and (iii) investing more than 10% of the Fund's assets in investment companies overall;  unless: (a) the underlying investment company and/or the applicable Fund has received an order for exemptive relief from such limitations from the SEC; and (b) the underlying investment company and the Fund take appropriate steps to comply with any conditions in such order.  In addition, the Fund is subject to Section 12(d)(1)(C), which provides that the Fund may not acquire shares of a closed-end fund if, immediately after such acquisition, the Fund and other investment companies having the same adviser as the Fund would hold more than 10% of the closed-end fund's total outstanding voting stock. However, Section 12(d)(1)(F) of the 1940 Act provides that the limitations of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Fund if immediately after such purchase or acquisition not more than 3% of the total outstanding shares of such investment company is owned by the Fund and all affiliated persons of the Fund. If the Fund invests in investment companies pursuant to Section 12(d)(1)(F), it must comply with the following voting restrictions: when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund's shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held be the Fund in the same proportion as the vote of all other holders of the securities of the investment company. In addition, an investment company purchased by the Fund pursuant to Section 12(d)(1)(F) shall not be required to redeem shares owned by the Fund in an amount more than 1% of such investment company's total outstanding shares in any period of less than thirty days. Investments by the Fund in other investment companies entail a number of risks unique to a fund of funds structure. These risks include the following:

Multiple Layers of Fees.  By investing in other investment companies indirectly through the Fund, prospective investors will directly bear the fees and expenses of the Fund's Advisor and indirectly bear the fees and expenses of other investment companies and other investment companies' managers as well.  As such, this multiple or duplicative layer of fees will increase the cost of investments in the Fund.
Lack of Transparency.  The Advisor will not be able to monitor the investment activities of the other investment companies on a continuous basis and the other investment companies may use investment strategies that differ from its past practices and are not fully disclosed to the Advisor and that involve risks that are not anticipated by the Advisor.  The Fund has no control over the risks taken by the underlying investment companies in which they invest.
Valuation of Investment Companies.  Although the Advisor will attempt to review the valuation procedures used by other investment companies' managers, the Advisor will have little or no means of independently verifying valuations of the Fund's investments in investment companies and valuations of the underlying securities held by other investment companies.  As such, the Advisor will rely significantly on valuations of other investment companies and the securities underlying other investment companies that are reported by other investment companies' managers.  In the event that such valuations prove to be inaccurate, the net asset value ("NAV") of the Fund could be adversely impacted and an investor could incur a loss of investment in the Fund.
Illiquidity of Investments By and In Other Investment Companies.  Other investment companies may invest in securities that are not registered, are subject to legal or other restrictions on transfer, or for which no liquid market exists.  The market prices, if any, for such securities tend to be volatile and restricted securities may sell at prices that are lower than similar securities that are not subject to legal restrictions on resale.  Further, the Fund may not be able to redeem their interests in other investment companies' securities that it has purchased in a timely manner.  If adverse market conditions were to develop during any period in which the Fund is unable to redeem interests in other investment companies, the Fund may suffer losses as a result of this illiquidity.  As such, the lack of liquidity and volatility of restricted securities held by other investment companies could adversely affect the value of the other investment companies.  Any such losses could adversely affect the value of the Fund's investments and an investor could incur a loss of investment in the Fund.
Lack of Control.  Although the Fund and the Advisor will evaluate regularly other investment companies to determine whether their investment programs are consistent with the Fund's investment objective, the Advisor will not have any control over the investments made by other investment companies.  Even though other investment companies are subject to certain constraints, the investment advisor to each such investment company may change aspects of their investment strategies at any time.  The Advisor will not have the ability to control or influence the composition of the investment portfolio of other investment companies.
Lack of Diversification.  There is no requirement that the underlying investments held by other investment companies be diversified.  As such, other investment companies' managers may target or concentrate other investment companies' investments in specific markets, sectors, or types of securities.  As a result, investments made by other investment companies are subject to greater volatility as a result of this concentration than if the other investment companies had non-concentrated and diversified portfolios of investments.  Thus, the Fund's portfolios (and by extension the value of an investment in the Fund) may therefore be subject to greater risk than the portfolio of a similar fund with investments in diversified investment companies.
Use of Leverage.  The other investment companies may utilize leverage (i.e., borrowing) to acquire their underlying portfolio investments.  When other investment companies borrow money or otherwise leverage their portfolio of investments, doing so may exaggerate changes in the NAV of the shares of the other investment companies and in the return on the other investment companies' investments.  Borrowing will also cost other investment companies interest expense and other fees.  As such, the value of the Fund's investments in other investment companies may be more volatile and all other risks (including the risk of loss of an investment in other investment companies) tend to be compounded or magnified.  As a result, any losses suffered by other investment companies as a result of their use of leverage could adversely affect the value of the Fund's investments and an investor could incur a loss of investment in the Fund.

Fixed-Income Securities.  The Fund will invest indirectly in fixed-income securities, through its investments in shares of closed-end funds. These securities may include government and corporate bonds, mortgage bonds, convertible or preferred securities, loans, money market instruments, high yield securities or "junk bonds" and zero-coupon bonds.  Zero-coupon bonds are purchased at a discount from their face values and accrue interest at the applicable coupon rate over a period of time.  Fixed-income securities purchased by the closed-end funds may consist of obligations of any rating.  Fixed-income securities in the lowest investment grade categories have speculative characteristics, with changes in the economy or other circumstances more likely to lead to a weakened capacity of the bonds to make principal and interest payments than would occur with bonds rated in higher categories.  High yield bonds are typically rated below "Baa" by Moody's Investors Service, Inc.  ("Moody's") or below "BBB" by S&P Global Ratings ("S&P") or below investment grade by other recognized rating agencies.  The Fund may also invest indirectly in unrated securities through closed-end funds that invest in unrated securities under certain circumstances.  Such bonds are subject to greater market fluctuations and risk of loss of income and principal than higher rated bonds for a variety of reasons, including:
Sensitivity to Interest Rate and Economic Change.  The economy and interest rates affect high yield securities differently than other securities.  For example, the prices of high yield bonds have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments.  Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest obligations, to meet projected business goals, and to obtain additional financing.  If the issuer of a bond defaults, an underlying mutual fund may incur additional expenses to seek recovery.  In addition, periods of economic uncertainty and changes can be expected to result in increased volatility or market prices of high yield bonds and the fund's asset values.
Payment Expectations.  High yield bonds present certain risks based on payment expectations.  For example, high yield bonds may contain redemption and call provisions.  If an issuer exercises these provisions in a declining interest rate market, a closed-end fund the Fund invests in would have to replace the security with a lower yielding security, resulting in a decreased return for investors.  Conversely, a high yield bond's value will decrease in a rising interest rate market.
Liquidity and Valuation.  To the extent that there is no established retail secondary market, there may be thin trading of high yield bonds, and this may impact a fund's ability to accurately value high yield bonds and may hinder a fund's ability to dispose of the bonds.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly traded market.
Credit Ratings.  Credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds.  Also, because credit rating agencies may fail to timely change the credit ratings to reflect subsequent events, the closed-end funds the Fund invests in must monitor the issuers of high yield bonds in their portfolios to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to assure the bonds' liquidity.
High-yield securities are deemed speculative with respect to the issuer's capacity to pay interest and repay principal over a long period of time.  Special tax considerations are associated with investing in high-yield securities structured as zero coupon or "pay-in-kind" securities.  Closed-end funds the Fund invests in will report the interest on these securities as income even though it receives no cash interest until the security's maturity or payment date.  The payment of principal and interest on most fixed-income securities purchased by a fund will depend upon the ability of the issuers to meet their obligations.  An issuer's obligations under its fixed-income securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations.  The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its fixed-income securities may be materially adversely affected by litigation or other conditions.

The ratings of S&P, Moody's and other nationally recognized rating agencies represent their opinions as to the quality of fixed-income securities.  It should be emphasized, however, that ratings are general and are not absolute standards of quality, and fixed-income securities with the same maturity, interest rate, and rating may have different yields while fixed-income securities of the same maturity and interest rate with different ratings may have the same yield.  For a more detailed description of ratings, please see Appendix A.
Derivative Instruments.  The Fund may invest indirectly in derivatives through its investment in other investment companies that use derivative instruments. When other investment companies in which the Funds invest, enter into short sales, options, futures, and other forms of financial derivatives specifically described below, the investments involve risks different from direct investments in the underlying securities.  While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks.  Unanticipated changes in interest rates, securities prices, or currency exchange rates may result in a poorer overall performance of the funds than if they had not entered into any derivatives transactions.  Derivatives may magnify the funds gains or losses, causing it to make or lose substantially more than it invested.
Derivative prices can diverge from the prices of their underlying instruments, even if the characteristics of the underlying instruments are very similar to the derivative.  Listed below are some of the factors that may cause such a divergence:
	current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract;

a difference between the derivatives and securities markets, including different levels of demand, how the instruments are traded, the imposition of daily price fluctuation limits or trading of an instrument stops; and

	differences between the derivatives, including different margin requirements, different liquidity of such markets, and the participation of speculators in such markets.
Derivatives based upon a narrow index of securities may present greater risk than derivatives based on a broad index. Since narrower indices are made up of a smaller number of securities, they are more susceptible to rapid and extreme price fluctuations because of changes in the value of those securities.
While currency futures and options values are expected to correlate with exchange rates, they may not reflect other factors that affect the value of the investments of the funds.  A currency hedge should protect a yen-denominated security from a decline in the yen, but will not protect the funds against a price decline resulting from deterioration in the issuer's creditworthiness.  Because the value of the funds' foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the funds' investments precisely over time.
Before a futures contract or option is exercised or expires, the funds can terminate it only by entering into a closing purchase or sale transaction.  Moreover, the funds may close out a futures contract only on the exchange the contract was initially traded.  If there is no secondary market for the contract, or the market is illiquid, the funds may not be able to close out a position.  In an illiquid market, the funds may:
	have to sell securities to meet its daily margin requirements at a time when it is disadvantageous to do so;
	have to purchase or sell the instrument underlying the contract;
	not be able to hedge its investments; and
	not be able to realize profits or limit its losses.
Derivatives may become illiquid (i.e., difficult to sell at a desired time and price) under a variety of market conditions:
	an exchange may suspend or limit trading in a particular derivative instrument, an entire category of derivatives, or all derivatives, which sometimes occurs because of increased market volatility;
	unusual or unforeseen circumstances may interrupt normal operations of an exchange;
	the facilities of the exchange may not be adequate to handle current trading volume;

	equipment failures, government intervention, insolvency of a brokerage firm or clearing house, or other occurrences may disrupt normal trading activity; or
	investors may lose interest in a particular derivative or category of derivatives.
If an investment advisor incorrectly predicts securities market and interest rate trends, the funds may lose money by investing in derivatives.  If the funds were to write a call option based on the investment advisor's expectation that the price of the underlying security would fall, but the price were to rise instead, the funds could be required to sell the security upon exercise at a price below the current market price.  Similarly, if the funds were to write a put option based on the advisor's expectation that the price of the underlying security would rise, but the price were to fall instead, the funds could be required to purchase the security upon exercise at a price higher than the current market price.
Because of the low margin deposits required upon the opening of a derivative position, such transactions involve an extremely high degree of leverage.  Consequently, a relatively small price movement in a derivative may result in an immediate and substantial loss (as well as gain) to the funds and they may lose more than it originally invested in the derivative.
If the price of a futures contract changes adversely, the funds may have to sell securities at a time when it is disadvantageous to do so to meet its minimum daily margin requirement.  The funds may lose margin deposits if a broker with whom they have an open futures contract or related option becomes insolvent or declares bankruptcy.
The prices of derivatives are volatile (i.e., they may change rapidly, substantially, and unpredictably) and are influenced by a variety of factors, including:
	actual and anticipated changes in interest rates;
	fiscal and monetary policies; and
	national and international political events.
Most exchanges limit the amount by which the price of a derivative can change during a single trading day.  Daily trading limits establish the maximum amount that the price of a derivative may vary from the settlement price of that derivative at the end of trading on the previous day.  Once the price of a derivative reaches this value, the funds may not trade that derivative at a price beyond that limit.  The daily limit governs only price movements during a given day and does not limit potential gains or losses.  Derivative prices have occasionally moved to the daily limit for several consecutive trading days, preventing prompt liquidation of the derivative.
Government Regulation of Derivatives. It is possible that government regulation of various types of derivative instruments, including futures and swap agreements, may limit or prevent a fund from using such instruments as a part of its investment strategy, and could ultimately prevent a fund from being able to achieve its investment objective. It is impossible to predict fully the effects of legislation and regulation in this area, but the effects could be substantial and adverse.
The futures markets are subject to comprehensive statutes, regulations, and margin requirements. The SEC, the Commodities Futures Trading Commission and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading.
The regulation of swaps and futures transactions in the U.S., the European Union and other jurisdictions is a rapidly changing area of law and is subject to modification by government and judicial action. There is a possibility of future regulatory changes altering, perhaps to a material extent, the nature of an investment in a fund or the ability of a fund to continue to implement its investment strategies.
Under recently adopted rules and regulations, transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared, and additional types of swaps may be required to be centrally cleared in the future. In a transaction involving those swaps ("cleared derivatives"), a fund's counterparty is a clearing house, rather than a bank or broker. In cleared derivatives transactions, a fund will make payments (including margin payments) to and receive payments from a clearing house through its accounts at clearing members. Clearing members guarantee performance of their clients' obligations to the clearing house.

In addition, U.S. regulators, the European Union and certain other jurisdictions have adopted minimum margin and capital requirements for uncleared over-the-counter ("OTC") derivatives transactions. It is expected that these regulations will have a material impact on a fund's use of uncleared derivatives. These rules will impose minimum margin requirements on derivatives transactions between a fund and its swap counterparties and may increase the amount of margin a fund is required to provide. They will impose regulatory requirements on the timing of transferring margin, which may accelerate a fund's current margin process. They will also effectively require changes to typical derivatives margin documentation. It is expected that a fund will become subject to variation margin requirements under such rules in 2017 and initial margin requirements under such rules in 2020. Such requirements could increase the amount of margin a fund needs to provide in connection with uncleared derivatives transactions and, therefore, make such transactions more expensive.
The SEC has also issued a proposed rule under the 1940 Act providing for the regulation of registered investment companies' use of derivatives and certain related instruments. The ultimate impact, if any, of possible regulation remains unclear, but the proposed rule, if adopted, could, among other things, restrict a fund's ability to engage in derivatives transactions and/or increase the costs of such derivatives transactions such that the fund may be unable to implement its investment strategy. These and other new rules and regulations could, among other things, further restrict a fund's ability to engage in, or increase the cost to a fund of, derivatives transactions, for example, by making some types of derivatives no longer available to a fund, increasing margin or capital requirements, or otherwise limiting liquidity or increasing transaction costs. The implementation of the clearing requirement has increased the costs of derivatives transactions for a fund, since the fund has to pay fees to its clearing members and is typically required to post more margin for cleared derivatives than it has historically posted for bilateral derivatives. The costs of derivatives transactions are expected to increase further as clearing members raise their fees to cover the costs of additional capital requirements and other regulatory changes applicable to the clearing members. These regulations are new and evolving, so their potential impact on a fund and the financial system are not yet known. While the new regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that the new mechanisms will achieve that result.
Money Market Instruments.  While the Fund will not invest directly in money market instruments as a principal investment strategy, the Fund will invest in such securities indirectly through investments in money market mutual funds.  Money market instruments include U.S. Government obligations or corporate debt obligations (including those subject to repurchase agreements) provided that they are eligible for purchase by the acquiring fund.  Money market instruments also may include Banker's Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper, and Variable Amount Demand Master Notes ("Master Notes").  Banker's Acceptances are time drafts drawn on and "accepted" by a bank.  When a bank "accepts" such a time draft, it assumes liability for its payment.  When an investment company acquires a Banker's Acceptance, the bank that "accepted" the time draft is liable for payment of interest and principal when due.  The Banker's Acceptance carries the full faith and credit of such bank.  A Certificate of Deposit ("CD") is an unsecured, interest bearing debt obligation of a bank.  Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation, or other borrower.  Commercial Paper maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument.  Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest.
Foreign Investment Risk.  Foreign securities and foreign currency contracts involve investment risks different from those associated with domestic securities.  Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in domestic securities.  The value of foreign currency denominated securities or foreign currency contracts is affected by the value of the local currency relative to the U.S. dollar.  There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign currency denominated securities.  The value of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad), or changed circumstances in dealings between nations.  In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are generally higher than in the United States.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.

Uncertainties surrounding the sovereign debt of a number of European Union (EU) countries and the viability of the EU have disrupted and may in the future disrupt markets in the United States and around the world. If one or more countries leave the EU or the EU dissolves, the world's securities markets likely will be significantly disrupted. In June 2016, the United Kingdom approved a referendum to leave the EU, commonly referred to as "Brexit." There is significant market uncertainty regarding Brexit's ramifications, and the range and potential implications of possible political, regulatory, economic, and market outcomes are difficult to predict. Political and military events, including the military crises in Ukraine and the Middle East, and nationalist unrest in Europe, also may cause market disruptions.
Information Regarding the Fund's Non-Principal Strategies and Risks
U.S. Government Securities.  Closed-end funds owned by the Fund may invest in U.S. Government securities, defined to be (i) U.S. Treasury notes, U.S. Treasury bonds, U.S. Treasury bills, and other U.S. Government obligations; (ii) obligations of the Government National Mortgage Association (GNMA) and other U.S. Government sponsored entities that are guaranteed by the U.S. Government; and (iii) obligations of the Federal National Mortgage Association (FNMA), Federal Home Loan Mortgage Corporation (FHLMC), Federal Housing Administration (FHA), Federal Farm Credit Bank (FFCB), Federal Home Loan Bank (FHLB), Student Loan Marketing Association (SLMA), The Tennessee Valley Authority (TVA) and other U.S. Government authorities, agencies, and instrumentalities.  While obligations of some U.S. Government sponsored entities are supported by the full faith and credit of the U.S. Government (e.g. GNMA), others are not.  No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies or instrumentalities in the future since it is not obligated to do so by law.  The guarantee of the U.S. Government does not extend to the yield or value of the Fund's shares.
Debentures.  A debenture is long-term, unsecured, debt instrument backed only by the integrity of the borrower, not by collateral, and documented by an indenture.  Governments often issue debentures, in part because they generally cannot guarantee debt with assets (government assets are public property).  The primary risk with this type of investment is that the issuer will default or go into bankruptcy.  As an unsecured creditor, in the event of default or bankruptcy, the holder of a debenture does not have a claim against any specific assets of the issuing firm, so the investor will only be paid from the issuer's assets after the secured creditors have been paid.  A closed-end fund owned by the Fund may invest in all types of debentures, including corporate and government debentures.
Temporary Defensive Positions.  The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in an attempt to respond to adverse market, economic, political, or other conditions.  During such an unusual set of circumstances, the Fund may hold up to 100% of its portfolios in cash or cash equivalent positions (e.g., money market securities, U.S. Government securities, and/or similar securities).  When the Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.
INVESTMENT LIMITATIONS
Fundamental Investment Restrictions. The following investment restrictions have been adopted by the Trust with respect to the Fund. Except as otherwise stated, these investment restrictions are "fundamental" policies. A "fundamental" policy is defined in the 1940 Act to mean that the restriction cannot be changed without approval by holders of a majority of the outstanding voting shares of the Fund.  A "majority" for this purpose means the lesser of (i) 67% of the Fund's outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented; or (ii) more than 50% of its outstanding shares.  Unless otherwise indicated, percentage limitations apply at the time of purchase of the applicable securities.
As a matter of fundamental policy, the Fund may not:
(1)	Issue senior securities, except as permitted by the Investment Company Act of 1940;

(2)
Borrow money, except to the extent permitted under the Investment Company Act of 1940 (including, without limitation, borrowing to meet redemptions).  For purposes of this investment restriction, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing;

(3)
Pledge, mortgage, or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with writing covered put and call options and the purchase of securities on a when-issued or forward commitment basis and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices;

(4)	Act as an underwriter except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under certain federal securities laws;
(5)
Purchase or sell real estate or direct interests in real estate; provided, however, that the Fund may purchase and sell securities which are secured by real estate and securities of companies that invest or deal in real estate (including, without limitation, investments in REITs, mortgage-backed securities, and privately-held real estate funds);

(6)
Invest in commodities, except that the Fund may purchase and sell securities of companies that invest in commodities, options, forward contracts, futures contracts, including those relating to indices and currencies, and options on futures contracts, indices or currencies;

(7)	Make investments for the purpose of exercising control or management over a portfolio company;
(8)
Make loans to others, except that the Fund may, in accordance with its investment objective and policies, (i) lend portfolio securities, (ii) purchase and hold debt securities or other debt instruments, including but not limited to loan participations and sub-participations, assignments, and structured securities, (iii) make loans secured by mortgages on real property, (iv) enter into repurchase agreements, (v) enter into transactions where each loan is represented by a note executed by the borrower, and (vi) make time deposits with financial institutions and invest in instruments issued by financial institutions. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities;

(9)
Concentrate its investments. The Fund's concentration policy limits the aggregate value of holdings of a single industry or group of industries (except U.S. Government and cash items) to less than 25% of the Fund's total assets; or

(10)
With respect to 75% of its total assets, the Fund may not: (i) purchase 10% or more of the outstanding voting securities of any one issuer; or (ii) purchase securities of any issuer if, as a result, 5% or more of the Fund's total assets would be invested in that issuer's securities.  This limitation does not apply to investments in (i) cash and cash items; (ii) securities of other registered investment companies; and (iii) obligations of the United States Government, its agencies, or instrumentalities.

Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities ("Permitted Senior Securities"), such as certain borrowings, short sales, firm commitment agreements, and standby commitments, with appropriate earmarking or segregation of assets to cover such obligations.
The Fund is allowed to pledge, mortgage, or hypothecate assets up to the amounts allowable under the 1940 Act, which presently allows the Fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).
For purposes of the Fund's concentration policy, investments in other investment companies are not considered an investment in any particular industry or group of industries.  The Fund will limit investments in other investment companies that are deemed to concentrate in a particular industry or group of industries to no more than 25% of the Fund's net assets in the aggregate.  The Fund will also not be concentrated in securities of issuers of a particular industry or group of industries if the portfolio securities of the other investment companies in which the Fund invests were deemed to be owned directly by the Fund rather than such other investment companies.

With respect to the fundamental investment restrictions above (other than those involving Permitted Senior Securities and borrowings), if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction (i.e., percentage limitations are determined at the time of purchase).
The Fund principally invests in unaffiliated closed-end investment companies.  Neither the Fund nor the Advisor will have control or influence over the activities of such investment companies.  While other investment companies are subject to certain constraints of the 1940 Act, the investment limitations of the other investment companies in which the Fund invests, with the exception of policies on concentration, may differ from those of the Fund.
Non-Fundamental Policies. The following investment policy is not fundamental and may be changed without shareholder approval.
The Fund has adopted a non-fundamental investment policy in accordance with Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in discounted closed-end funds that primarily invest in bonds. The Fund will look to the underlying closed-end funds' investment objective and principal investment strategies to determine compliance with Rule 35d-1. If, subsequent to an investment, the 80% requirement is no longer met, a Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.

PORTFOLIO TRANSACTIONS
Subject to the general supervision of the Board of Trustees of the Fund (the "Board" or the "Trustees"), the Advisor is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Fund.  The Advisor shall manage the Fund's portfolios in accordance with the terms of the Investment Advisory Agreement by and between the Advisor and the Trust on behalf of the Fund ("Advisory Agreement"), which is described in detail under "Management and Other Service Providers – Investment Advisor."  The Advisor serves as investment advisor for a number of client accounts, including the Fund.  Investment decisions for the Fund are made independently from those for any other series of the Trust, if any, and for any other investment companies and accounts advised or managed by the Advisor.
Brokerage Selection. The Fund has adopted, and the Trustees have approved, policies and procedures relating to the direction of mutual fund portfolio securities transactions to broker-dealers.  The Advisor may not give consideration to sales of shares of the Fund as a factor in selecting broker-dealers to execute portfolio securities transactions.  The Advisor may, however, place portfolio transactions with broker-dealers that promote or sell the Fund's shares so long as such transactions are done in accordance with the policies and procedures established by the Trustees that are designed to ensure that the selection is based on the quality of the broker's execution and not on its sales efforts.  In selecting brokers to be used in portfolio transactions, the Advisor's general guiding principle is to obtain the best overall execution for each trade, which is a combination of price and execution.  With respect to execution, the Advisor considers a number of discretionary factors, including, without limitation, the actual handling of the order, the ability of the broker to settle the trade promptly and accurately, the financial standing of the broker, the ability of the broker to position stock to facilitate execution, the Advisor's past experience with similar trades, and other factors that may be unique to a particular order.  Recognizing the value of these discretionary factors, the Advisor may select brokers who charge a brokerage commission that is higher than the lowest commission that might otherwise be available for any given trade.
Under Section 28(e) of the Securities Exchange Act of 1934, as amended and the Advisory Agreement, the Advisor is authorized to pay a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage and/or research services provided by the broker.  The research received by the Advisor may include, without limitation: information on the United States and other world economies; information on specific industries, groups of securities, individual companies, and political and other relevant news developments affecting markets and specific securities; technical and quantitative information about markets; analysis of proxy proposals affecting specific companies; accounting and performance systems that allow the Advisor to determine and track investment results; and trading systems that allow the Advisor to interface electronically with brokerage firms, custodians, and other providers.  Research is received in the form of written reports, telephone contacts, personal meetings, research seminars, software programs, and access to computer databases.  In some instances, research products or services received by the Advisor may also be used by the Advisor for functions that are not research related (i.e. not related to the making of investment decisions).  Where a research product or service has a mixed use, the Advisor will make a reasonable allocation according to the use and will pay for the non-research function in cash using its own funds.

The research and investment information services described above make available to the Advisor for its analysis and consideration the views and information of individuals and research staffs of other securities firms.  These services may be useful to the Advisor in connection with advisory clients other than the Fund and not all such services may be useful to the Advisor in connection with the Fund.  Although such information may be a useful supplement to the Advisor's own investment information in rendering services to the Fund, the value of such research and services is not expected to reduce materially the expenses of the Advisor in the performance of its services under the Advisory Agreement and will not reduce the management fees payable to the Advisor by the Fund.
The Fund may invest in securities traded in the OTC market.  In these cases, the Fund may initiate trades through brokers on an agency basis and pay a commission in connection with the transaction.  The Fund may also effect these transactions by dealing directly with the dealers who make a market in the securities involved, in which case the costs of such transactions would involve dealer spreads rather than brokerage commissions.  With respect to securities traded only in the OTC market, orders will be executed on a principal basis with primary market makers in such securities except where better prices or executions may be obtained on an agency basis or by dealing with those other than a primary market maker.
The Fund may participate, if and when practicable, in bidding for the purchase of Fund securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group.  The Fund will engage in this practice, however, only when the Advisor, in its sole discretion, believes such practice to be otherwise in the Fund's interest.
Because the Fund commenced operations on or following the date of this SAI, there have been no payments by the Fund for brokerage commissions.
Aggregated Trades. While investment decisions for the Fund are made independently of the Advisor's other client accounts, the Advisor's other client accounts may invest in the same securities as the Fund.  To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or accounts in executing transactions.  When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or account, the transaction will be averaged as to price and available investments allocated as to amount in a manner which the Advisor believes to be equitable to the Fund and such other investment company or account.  In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund.
Portfolio Turnover.  Portfolio turnover is a ratio that indicates how often the securities in a mutual fund's portfolio change during a year's time.  Higher numbers indicate a greater number of changes, and lower numbers indicate a smaller number of changes. The annualized portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period.  The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less.  Portfolio turnover of the Fund may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements that enable the Fund to receive favorable tax treatment.  Portfolio turnover will not be a limiting factor in making Fund decisions, and the Fund may engage in short-term trading to achieve its investment objectives.  High rates of portfolio turnover could lower performance of the Fund due to increased transaction costs and may also result in the realization of short-term capital gains taxed at ordinary income tax rates. Under normal circumstances, the anticipated portfolio turnover rate for the Fund is expected to be greater than 100%.

DESCRIPTION OF THE TRUST
The Trust, which is a statutory trust organized under Delaware law on May 13, 2009, is an open-end management investment company.  The Trust's Declaration of Trust ("Trust Instrument") authorizes the Trustees to divide shares into series, each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series.  The Trust currently consists of seventeen series. The number of shares in the Trust shall be unlimited.  When issued for payment as described in the Fund's Prospectus and this SAI, shares of the Fund will be fully paid and non-assessable and shall have no preemptive or conversion rights.  The Trust normally does not issue share certificates.
In the event of a liquidation or dissolution of the Trust or an individual series, such as the Fund, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series.  Shareholders of a series are entitled to participate equally in the net distributable assets of the particular series involved on liquidation, based on the number of shares of the series that are held by each shareholder.  If there are any assets, income, earnings, proceeds, funds, or payments that are not readily identifiable as belonging to any particular series, the Trustees shall allocate them among any one or more of the series as they, in their sole discretion, deem fair and equitable.
Shareholders of all of the series of the Trust, including the Fund, will vote together and not separately on a series-by-series or class-by-class basis, except as otherwise required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the shareholders of a particular series or class.  The Trust has adopted a Rule 18f-3 Multi-class Plan for certain series that contain the general characteristics of and conditions under which such series may offer multiple classes of shares.  Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series or class affected by the matter.  A series or class is affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of the series or class.  Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a series only if approved by a majority of the outstanding shares of such series.  However, the rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular series or class.  Rights of shareholders can only be modified by a majority vote.
When used in the Prospectus or this SAI, a "majority" of shareholders means the vote of the lesser of (i) 67% of the shares of the Trust or the applicable series or class present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy or (ii) more than 50% of the outstanding shares of the Trust or the applicable series or class.
Shareholders are entitled to one vote for each full share and a fractional vote for each fractional share held.  Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees, and in this event, the holders of the remaining shares voting will not be able to elect any Trustees.
The Trustees will hold office indefinitely, except that: (i) any Trustee may resign or retire, and (ii) any Trustee may be removed: (a) any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal; (b) at any meeting of shareholders of the Trust by a vote of two-thirds of the outstanding shares of the Trust; or (c) by a written declaration signed by shareholders holding not less than two-thirds of the outstanding shares of the Trust.  In case a vacancy on the Board, shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act.  Otherwise, there will normally be no meeting of shareholders for the purpose of electing Trustees, and the Trust does not expect to have an annual meeting of shareholders.
The Trust Instrument provides that the Trustees will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from a Trustee's bad faith, willful misfeasance, gross negligence, or reckless disregard of duties.  It also provides that all third parties shall look solely to the Trust's property for satisfaction of claims arising in connection with the affairs of the Trust.  With the exceptions stated, the Trust Instrument provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

MANAGEMENT AND OTHER SERVICE PROVIDERS
The Trustees are responsible for the management and supervision of the Fund.  The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Advisor and the Fund; and oversee activities of the Fund.  This section of the SAI provides information about the persons who serve as Trustees and officers to the Trust and Fund, respectively, as well as the entities that provide services to the Fund.
Trustees and Officers.  Following are the Trustees and officers of the Trust, their age and address, their present position with the Trust or the Fund, and their principal occupation during the past five years.  The Trustees in the following table who are not "interested" persons of the Trust within the meaning of the 1940 Act ("Independent Trustees") are indicted as such. The address of each Trustee and officer of the Trust, unless otherwise indicated, is 116 South Franklin Street, Rocky Mount, North Carolina 27804.

Name, Age and Address	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
James H. Speed, Jr. Date of Birth: 06/1953	Independent Trustee, Chairman	Trustee since 7/09, Chair since 5/12	Previously President and CEO of NC Mutual Insurance Company (insurance company) from 2003 to 2015.	2
Independent Trustee of the Brown Capital Management Mutual Funds for its four series, Hillman Capital Management Investment Trust for its one series, Centaur Mutual Funds Trust for its one series, Chesapeake Investment Trust, previously known as Gardner Lewis Trust, for its one series and WST Investment Trust for its two series (all registered investment companies). Member of Board of Directors of M&F Bancorp. Member of Board of Directors of Investors Title Company. Previously, Board of Directors of NC Mutual Life Insurance Company.

Theo H. Pitt, Jr. Date of Birth: 04/1936	Independent Trustee	Since 9/10	Senior Partner, Community Financial Institutions Consulting (financial consulting) since 1999; Partner, Pikar Properties (real estate) since 2001.	2
Independent Trustee of World Funds Trust for its forty nine series, Chesapeake Investment Trust, previously known as Gardner Lewis Investment Trust, for its one series, Leeward Investment Trust for its two series and Hillman Capital Management Investment Trust for its one series (all registered investment companies).

Michael G. Mosley Date of Birth: 01/1953	Independent Trustee	Since 7/10	Owner of Commercial Realty Services (real estate) since 2004.	2	None.
J. Buckley Strandberg Date of Birth: 03/1960	Independent Trustee	Since 7/09	President of Standard Insurance and Realty (insurance and property management) since 1982.	2	None.
Other Officers
Katherine M. Honey Date of Birth: 09/1973	President and Principal Executive Officer	Since 05/15	EVP of The Nottingham Company since 2008.	n/a	n/a

Name, Age and Address	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Matthew J. Beck Date of Birth: 06/1988	Secretary	Since 05/15	General Counsel of The Nottingham Company since 2014.	n/a	n/a
Ashley E. Harris Date of Birth: 03/1984	Treasurer, Assistant Secretary and Principal Financial Officer	Since 05/15	Fund Accounting Manager and Financial Reporting, The Nottingham Company since 2008.	n/a	n/a
Stacey Gillespie Date of Birth: 05/1974	Chief Compliance Officer	Since 03/16
Compliance Director, Cipperman Compliance Services, LLC (09/15-present). Formerly, Chief Compliance Officer of Boenning & Scattergood, Inc. (2013-2015) and Director of Investment Compliance at Boenning & Scattergood, Inc. (2007-2013).
				n/a	n/a
* There are currently numerous series comprising the Trust that are managed by unaffiliated investment advisers.  The term "Fund Complex" refers only to the Fund and to the one other fund in the Trust advised by the Advisor.
The Board met [   ] times during the twelve-month period ended March 31, 2018.  Each Trustee attended all of the Board meetings.
Board Structure.  The Trust's Board includes four Independent Trustees. Mr. Speed, Jr. serves as the Independent Chairman of the Board.  The Board has established several standing committees: the Audit Committee, Nominating Committee, Proxy Voting Committee, Governance Committee, and Qualified Legal Compliance Committee.  These standing committees are comprised entirely of the Independent Trustees.  Other information about these standing committees is set forth below.  The Board has determined that the Board's structure is appropriate given the characteristics, size, and operations of the Trust.  The Board also believes that its leadership structure, including its committees, helps facilitate effective oversight of Trust management.  The Board reviews its structure annually.
With respect to risk oversight, the Board considers risk management issues as part of its general oversight responsibilities throughout the year.  The Board holds four regular board meetings each year during which the Board receives risk management reports and/or assessments from Trust management, the Fund's advisor, administrator, transfer agent, and distributor, and receives an annual report from the Trust's Chief Compliance Officer ("CCO").  The Audit Committee also meets with the Trust's independent registered public accounting firm on an annual basis, to discuss among other things, the internal control structure of the Trust's financial reporting function.  When appropriate, the Board may hold special meeting or communicate directly with Trust management, the CCO, the Trust's third party service providers, legal counsel, or independent public accountants to address matters arising between regular board meeting or needing special attention.  In addition, the Board has adopted policies and procedures for the Trust to help detect and prevent and, if necessary, correct violations of federal securities laws.
Qualification of Trustees.  The Board believes that each Trustee's experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees on the Board lead to the conclusion that the Board possesses the requisite skills and attributes to carry out its oversight responsibilities with respect to the Trust. The Board believes that its Trustees' ability to review, critically evaluate, question, and discuss information provided to them, to interact effectively with the Advisor, other service providers, counsel and independent auditors, and to exercise effective business judgment in the performance of its duties, support this conclusion. The Board also has considered the following experience, qualifications, attributes and/or skills, among others, of its members, as applicable, in reaching its conclusion: (i) such person's business and professional experience and accomplishments, including prior experience in the financial services and investment management fields or on other boards; (ii) such person's ability to work effectively with the other members of the Board; (iii) how the individual's skills, experiences, and attributes would contribute to an appropriate mix of relevant skills and experience on the Board; (iv) such person's character and integrity; (v) such person's willingness to serve and willingness and ability to commit the time necessary to perform the duties of a Trustee; and (vi) as to each Trustee his status as an Independent Trustee.

In addition, the following specific experience, qualifications, attributes and/or skills were considered in respect of the listed Trustee.
Mr. Mosley has had business experience as an owner of a real estate company. Mr. Pitt has experience as an investor, including his role as trustee of several other investment companies and business experience as Senior Partner of a financial consulting company, as a Partner of a real estate partnership and as an Account Administrator for a money management firm. Mr. Speed also has experience as an investor as trustee of several other investment companies and business experience as President and CEO of an insurance company and as President of a company in the business of consulting and private investing. Mr. Strandberg also has investment experience as a former trustee of another investment company and business experience as President of an insurance and property management company.
The Board has determined that each of the Trustees' careers and background, combined with their interpersonal skills and general understanding of financial and other matters, enable the Trustees to effectively participate in and contribute to the Board's functions and oversight of the Trust. References to the qualifications, attributes, and skills of Trustees are pursuant to requirements of the SEC, do not constitute holding out the Board or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility on any such person or on the Board by reason thereof.
Trustee Standing Committees.  The Trustees have established the following standing committees:
Audit Committee.  All of the Independent Trustees are members of the Audit Committee.  The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, reviews the results of the annual audits of the Fund's financial statements, and interacts with the Fund's independent auditors on behalf of all the Trustees.  The Audit Committee operates pursuant to an Audit Committee Charter and meets periodically as necessary.  The Audit Committee met [   ] times during the twelve-month period ended March 31, 2018.
Governance Committee. The Independent Trustees are the current members of the Governance Committee.  The Governance Committee assists the Board in adopting fund governance practices and meeting certain fund governance standards.  The Governance Committee operates pursuant to a Governance Committee Charter and normally meets annually, but may also meet as often as necessary to carry out its purpose.  The Governance Committee met [    ] during the twelve-month period ended March 31, 2018.
Nominating Committee.  All of the Independent Trustees are members of the Nominating Committee.  The Nominating Committee nominates, selects, and appoints independent trustees to fill vacancies on the Board and to stand for election at meetings of the shareholders of the Trust.  The Nominating Committee meets only as necessary.  The Nominating Committee generally will not consider nominees recommended by shareholders of the Trust.  The Nominating Committee did not meet during the twelve-month period ended March 31, 2018.
Proxy Voting Committee.  All of the Independent Trustees are members of the Proxy Voting Committee.  The Proxy Voting Committee will determine how the Fund should vote, if called upon by the Board or the Advisor, when a matter with respect to which the Fund is entitled to vote presents a conflict between the interests of the Fund's shareholders, on the one hand, and those of the Fund's Advisor, principal underwriter, or an affiliated person of the Fund, its investment advisor, or principal underwriter, on the other hand.  The Proxy Voting Committee will also review the Trust's Proxy Voting Policy and recommend any changes to the Board as it deems necessary or advisable.  The Proxy Voting Committee will also decide if the Fund should participate in a class action settlement, if called upon by the Advisor, in cases where a class action settlement with respect to which the Fund is eligible to participate presents a conflict between the interests of the Fund's shareholders, on the one hand, and those of the Advisor, on the other hand.  The Proxy Voting Committee meets only as necessary and did not meet during the twelve-month period ended March 31, 2018.

Qualified Legal Compliance Committee.  The Independent Trustees are the current members of the Qualified Legal Compliance Committee.  The Qualified Legal Compliance Committee receives, investigates, and makes recommendations as to appropriate remedial action in connection with any report of evidence of a material violation of securities laws or breach of fiduciary duty or similar violation by the Trust, its officers, Trustees, or agents.  The Qualified Legal Compliance Committee meets only as necessary and did not meet during the twelve-month period ended March 31, 2018.
Beneficial Equity Ownership Information.  The table below shows for each Trustee, the amount of Fund equity securities beneficially owned by each Trustee, and the aggregate value of all investments in equity securities of the Fund complex, as of valuation date of December 31, 2017 and stated as one of the following ranges:  A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.
Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen By Trustee In Family of Investment Companies*
Michael G. Mosley	A	A
Theo H. Pitt, Jr.	A	A
James H. Speed, Jr.	A	A
J. Buckley Strandberg	A	A
* Includes all the funds of the Trust managed by the Advisor.
Ownership of Securities of Advisor, Distributor, or Related Entities.  As of December 31, 2017, none of the Independent Trustees and/or their immediate family members own securities of the Advisor, the Fund's distributor, or any entity controlling, controlled by, or under common control with the Advisor or the Fund's distributor.
Compensation.  Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust.  Independent Trustees receive $2,000 per Fund each year, and they may receive up to an additional $500 per series of the Trust per special meeting in the event that special meetings are held. This amount may be paid pro rata in the event that a series closes during the fiscal year.  The Trust reimburses each Trustee and officer of the Trust for his or her travel and other expenses relating to attendance at such meetings.  For their services as Trustees of the Trust for the fiscal year ending March 31, 2019, the Trustees are estimated to be compensated as follows:
Name of Trustee	Aggregate Compensation From the Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex Paid to Trustees*
Michael G. Mosley	$2,000	None	None	$4,000
Theo H. Pitt, Jr.	$2,000	None	None	$4,000
James H. Speed, Jr.	$2,000	None	None	$4,000
J. Buckley Strandberg	$2,000	None	None	$4,000
* There are currently numerous series comprising the Trust that are managed by unaffiliated investment advisers. The term "Fund Complex" refers only to the Fund and to the one other fund in the Trust advised by the Advisor.
Codes of Ethics.  The Trust and Advisor each have adopted a code of ethics, as required under Rule 17j-1 of the 1940 Act, which is designed to prevent affiliated persons of the Trust and Advisor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which securities may also be held by persons subject to each such code of ethics).  There can be no assurance that the codes will be effective in preventing such activities.  The codes permit employees and officers of the Trust and Advisor to invest in securities, subject to certain restrictions and pre-approval requirements.  In addition, the Advisor's code requires that portfolio managers and other investment personnel of the Advisor report their personal securities transactions and holdings, which are reviewed for compliance with the Trust's and Advisor's code of ethics.

Anti-Money Laundering Program.  The Trust has adopted an anti-money laundering program, as required by applicable law, which is designed to prevent the Fund from being used for money laundering or the financing of terrorist activities.  The Trust's Chief Compliance Officer is responsible for implementing and monitoring the operations and internal controls of the program.  Compliance officers at certain of the Fund's service providers are also responsible for monitoring the program.  The anti-money laundering program is subject to the continuing oversight of the Trustees.
Proxy Voting Policies.  The Trust has adopted a proxy voting and disclosure policy that delegates to the Advisor the authority to vote proxies for the Fund, subject to oversight by the Trustees.  Copies of the Advisor's Proxy Voting Policy and Procedures are included as Appendix B to this SAI.  No later than August 31st of each year, the Fund will file Form N-PX stating how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th. Because the Fund commenced operations on or following the date of this SAI, there is no information available regarding how the Fund voted proxies relating to portfolio securities during the past twelve-months. Information regarding how the Fund voted proxies as set forth in its most recent filing of Form N-PX will be available (i) without charge, upon request, by calling the Fund at 1-800-773-3863; and (ii) on the SEC's website at http://www.sec.gov.
Principal Holders of Voting Securities.  Because the Fund commenced operations on or following the date of this SAI, as of May [   ], 2018, no persons or entities "controlled" (within the meaning of the 1940 Act) the Fund and no persons or entities owned beneficially and/or of record 5% or more of the outstanding shares of the Fund. In addition, because the Fund commenced operations on or following the date of this SAI, as of May [    ], 2018, the Trustees and officers of the Fund as a group owned none of the outstanding shares of the Fund.
Investment Advisor.  Information about Deschutes Portfolio Strategies, LLC dba Matisse Capital, and its duties and compensation as Advisor is contained in the Fund's Prospectus.  The Advisor is controlled by Bryn H. Torkelson, President and Sole Owner.  The Advisor supervises the Fund's investments pursuant to the Advisory Agreement.  The Advisory Agreement is effective for an initial two-year period and will be renewed thereafter only so long as such renewal and continuance is specifically approved at least annually by the Trustees or by vote of a majority of the Fund's outstanding voting securities, provided the continuance is also approved by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party.  The Advisory Agreement is terminable without penalty by the Trust on 60 calendar days' written notice by the Trustees or by vote of a majority of the outstanding voting securities or upon 60 calendar days' written notice by the Advisor.  The Advisory Agreement provides that it will terminate automatically in the event of its "assignment," as such term is defined in the 1940 Act.
The Advisor manages the Fund's investments in accordance with the stated policies of the Fund, subject to the approval of the Trustees.  The Advisor is responsible for investment decisions, and provides the Fund with portfolio managers who are authorized by the Trustees to execute purchases and sales of securities.
Under the Advisory Agreement, the Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of such agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services; or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Advisor in the performance of its duties; or from its reckless disregard of its duties and obligations under the Advisory Agreement.
The Advisor receives a monthly management fee equal to an annual rate of 0.70% of the Fund's net assets. In the interest of limiting expenses of the Fund, the Advisor has entered into an Expense Limitation Agreement with the Trust, pursuant to which the Advisor has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Fund (exclusive of acquired fund fees and expenses, interest, taxes, brokerage fees and commissions, and extraordinary expenses) is limited to 0.99%. The Expense Limitation Agreement runs through July 31, 2019, and may be terminated by the Board at any time. It is expected that the Expense Limitation Agreement will continue from year-to-year thereafter, provided such continuance is specifically approved by a majority of the Trustees who (i) are not "interested persons" of the Trust or any other part to the Expense Limitation agreement, as such term is defined in the 1940 Act, and (ii) have no direct or indirect financial interest in the operation of the Expense Limitation Agreement. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.

Because the Fund commenced operations on or following the date of this SAI, there have been no payments by the Fund to the Advisor for advisory services.
Portfolio Managers.  The Fund's portfolios will be managed on a day-to-day basis by Bryn Torkelson and Eric Boughton, CFA.
Compensation.  The compensation of each member of the portfolio management team varies with the general success of the Advisor as a firm.  Compensation consists of a fixed annual salary, and typically additional remuneration based on the Advisor's assets under management.  Compensation is not directly linked to the Fund's performance, although positive performance and growth in managed assets are factors that may contribute to the Advisor's distributable profits and assets under management.
Ownership of Fund Shares.  The table below shows the amount of the Fund's equity securities beneficially owned by each member of the portfolio management team as of March 31, 2018 and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; E = $100,001-$500,000; F = $500,001-$1,000,000; and G = over $1,000,000.
Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund
Bryn Torkelson	[ ]
Eric Boughton	[ ]
Other Accounts.  In addition to the Fund, the portfolio management team is responsible for the day-to-day management of certain other accounts.  The table below shows the number of, and total assets in, such other accounts as of March 31, 2018.
Portfolio Management Team	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
All Accounts
Bryn Torkelson	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Eric Boughton	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Accounts with Performance-Based Advisory Fee
Bryn Torkelson	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Eric Boughton	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Conflicts of Interests.  The management of "other accounts" by the portfolio management team may give rise to potential conflicts of interest in connection with their management of the Fund's investments, on the one hand, and the investments of the other accounts, on the other.  The other accounts consist of separately managed private clients ("Other Accounts").  The Other Accounts might have similar investment objectives as the Fund, be compared to the same index as the Fund, or otherwise hold, purchase, or sell securities that are eligible to be held, purchased, or sold by the Fund.
Knowledge of the Timing and Size of Fund Trades:  A potential conflict of interest may arise as a result of the portfolio manager's day-to-day management of the Fund.  The portfolio manager knows the size and timing of trades for the Fund and the Other Accounts, and may be able to predict the market impact of Fund trades.  It is theoretically possible that the portfolio manager could use this information to the advantage of Other Accounts it manages and to the possible detriment of the Fund, or vice versa.

Investment Opportunities:  The Advisor provides investment supervisory services for a number of investment products that have varying investment guidelines.  The portfolio manager works across different investment products.  Differences in the compensation structures of the Advisor's investment products may give rise to a conflict of interest by creating an incentive for the Advisor to allocate the investment opportunities it believes might be the most profitable to the client accounts where it might benefit the most from the investment gains.
Administrator.  The Trust has entered into the Fund Accounting and Administration Agreement with The Nottingham Company ("Administrator"), 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802-0069. The Administrator performs the following services for the Fund: (i) procures on behalf of the Trust, and coordinates with the custodian and monitors the services it provides to the Fund; (ii) coordinates with and monitors any other third parties furnishing services to the Fund; (iii) provides the Fund with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions for the Fund; (iv) assists or supervises the maintenance by third parties of such books and records of the Fund as may be required by applicable federal or state law; (v) assists in the preparation of all federal, state, and local tax returns and reports of the Fund required by applicable law; (vi) assists in the preparation of and, after approval by the Trust, files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Fund as required by applicable law; (vii) assists in the preparation of and, after approval by the Trust, arranges for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law; (viii) reviews and submits to the officers of the Trust for their approval invoices or other requests for payment of Fund expenses and instructs the custodian to issue checks in payment thereof; and (ix) takes such other action with respect to the Fund as may be necessary in the opinion of the Administrator to perform its duties under the agreement. The Administrator will also provide certain accounting and pricing services for the Fund.
Compensation of the Administrator, which is based upon an administration fee on the average daily net assets of the Fund, is at the following annual rates: 0.100% of the Fund's first $250 million, 0.080% on the next $250 million, 0.060% on the next $250 million, 0.050% on the next $250 million, 0.040% on the next $1 billion, and 0.035% on all net assets over $2 billion, with a monthly minimum general administration fee of $2,000.  The Administrator currently receives a monthly fund accounting fee of $2,250 for accounting and recordkeeping services with an additional fee of $500 per month for each additional class of shares plus an asset-based fee of 0.01% of the net assets of the Fund. The Administrator will also receive the following to procure and pay the custodian for the Fund: 0.02% on the first $200 million of the Fund's net assets and 0.009% on all assets over $200 million plus transaction fees with a minimum annual fee of $5,000.  The Administrator also charges the Fund for certain costs involved with the daily valuation of investment securities and is reimbursed for out-of-pocket expenses.
Because the Fund commenced operations on or following the date of this SAI, there have been no payments by the Fund to the Administrator.
Transfer Agent.  The Trust has entered into a Dividend Disbursing and Transfer Agent Agreement with Nottingham Shareholder Services, LLC ("Transfer Agent"), a North Carolina limited liability company, to serve as transfer, dividend paying, and shareholder servicing agent for the Fund.  The address of the Transfer Agent is 116 South Franklin Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365.
Distributor.  The Fund will conduct a continuous offering of their securities.  Capital Investment Group, Inc. ("Distributor"), 100 E Six Forks Road, Suite 200, Raleigh, North Carolina 27609, acts as the underwriter and distributor of the Fund's shares for the purpose of facilitating the registration of shares of the Fund under state securities laws and assisting in sales of Fund shares pursuant to a distribution agreement ("Distribution Agreement") approved by the Trustees.  In this regard, the Distributor has agreed at its own expense to qualify as a broker-dealer under all applicable federal or state laws in those states that the Fund shall from time to time identify to the Distributor as states in which the Fund wishes to offer its shares for sale, in order that state registrations may be maintained for the Fund.  The Distributor is a broker-dealer registered with the SEC and a member in good standing of the Financial Industry Regulatory Authority, Inc. ("FINRA").  The Distributor is entitled to receive an annual fee of $5,000 per Fund for performing certain recordkeeping, communication, and other administrative services for the Fund.  Such administrative services shall include, but are not limited to, the following: (i) maintaining records with respect to submissions to the FINRA, dealer discounts and brokerage fees and commissions, and selling agreements; (ii) maintaining an account with the National Securities Clearing Corporation's Fund/SERV System for the purpose of processing account registrations, maintaining accounts, and communicating transaction data; (iii) preparing reports for the Board as shall be reasonably requested from time to time; and (iv) performing other services for the Trust as agreed to by the Distributor and the Trust from time to time.  The Distributor and Trust agree that the services described above are of an administrative nature and such services, as well as the fee provided in connection therewith, are not, nor are they intended to be, payment for marketing and/or distribution services related to, or the promotion of, the sale of the Fund's shares.  The Distribution Agreement may be terminated by either party upon 60-days' prior written notice to the other party and will terminate automatically in the event of its assignment.  The Distributor serves as exclusive agent for the distribution of the shares of the Fund.

Custodian.  UMB Bank, n.a., with its principal place of business located in Kansas City, Missouri, serves as custodian for the Fund's assets (the "Custodian").  The Custodian acts as the depository for the Fund, safekeeps its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Fund's request, and maintains records in connection with its duties as custodian.  For its services, the Custodian is entitled to receive a monthly fee from the Administrator based on the average net assets of the Fund plus additional out-of-pocket and transaction expenses as incurred by the Fund.  The Custodian's compensation is subject to a minimum annual amount of $5,000 for the Fund.
Compliance Services Administrator.  The Trust has entered into a compliance services arrangement with Cipperman Compliance Services, LLC, located at 500 East Swedesford Road, Suite 104, Wayne, Pennsylvania, 19087. The Trust's Chief Compliance Officer will prepare and update the Trust's compliance manual and monitor and test compliance with the policies and procedures under the Trust's compliance manual.
Independent Registered Public Accounting Firm.  The Trustees have selected the firm of BBD, LLP, located at 1835 Market Street, 3rd Floor, Philadelphia, PA 19103, to serve as the independent registered public accounting firm for the Fund for the current fiscal year and to audit the annual financial statements of the Fund, and prepare the Fund's federal, state, and excise tax returns.  The independent registered public accounting firm will audit the financial statements of the Fund at least once each year.  Shareholders will receive annual audited and semi-annual (unaudited) reports when published and written confirmation of all transactions in their account.  A copy of the most recent annual report will accompany the SAI whenever a shareholder or a prospective investor requests it.
Legal Counsel.  Holland & Knight LLP serves as legal counsel to the Trust and the Fund.
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
Reference is made to "Purchasing Shares" and "Redeeming Shares" in the Fund's Prospectus for more information concerning how to purchase and redeem shares.  The following information supplements the information regarding share purchases and share redemptions in the Fund's Prospectus:
Purchases.  Shares of the Fund are offered and sold on a continuous basis and may be purchased through authorized investment dealers or directly by contacting the Distributor, or the Fund directly. Selling dealers have the responsibility of transmitting orders promptly to the Fund.  The purchase price of shares of the Fund is based on the NAV next determined after the order is received, subject to the order being received by the Fund in good form.  NAV is normally determined at the time regular trading closes on the New York Stock Exchange on days the New York Stock Exchange is open for regular trading (currently 4:00 p.m. Eastern Time, Monday through Friday, except when the New York Stock Exchange closes earlier), as described under "Net Asset Value" above.  The NAV per share of the Fund is not calculated on business holidays when the New York Stock Exchange is closed.  An order received prior to the time regular trading closes on the New York Stock Exchange will be executed at the price calculated on the date of receipt and an order received after the time regular trading closes on the New York Stock Exchange will be executed at the price calculated as of that time on the next business day.
The Fund reserves the right in its sole discretion to (i) suspend the offering of its shares; (ii) reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund and its shareholders; and (iii) reduce or waive the minimum for initial and subsequent investments under circumstances where certain economies can be achieved in sales of Fund shares.

Redemptions.  The Fund may suspend redemption privileges or postpone the date of payment (i) during any period that the New York Stock Exchange is closed for other than customary weekend and holiday closings, or that trading on the New York Stock Exchange is restricted as determined by the SEC; (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or to determine fairly the value of its assets; and (iii) for such other periods as the SEC may permit.  The Fund may also suspend or postpone the recordation of the transfer of shares upon the occurrence of any of the foregoing conditions.  Any redemption may be more or less than the shareholder's cost depending on the market value of the securities held by the Fund.  No charge is made by the Fund for redemptions other than the possible charge for wiring redemption proceeds.
Involuntary Redemptions.  In addition to the situations described in the Fund's Prospectus under "Redeeming Fund Shares," the Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Fund's Prospectus from time to time or to close a shareholder's account if the Fund is unable to verify the shareholder's identity.
Other Information.  If an investor realizes a gain on the redemption, the reinvestment will not affect the amount of any federal capital gains tax payable on the gain.  If an investor realizes a loss on the redemption, the reinvestment may cause some or all of the loss to be disallowed as a tax deduction, depending on the number of shares purchased by reinvestment and the period of time that has elapsed after the redemption, although for tax purposes, the amount disallowed is added to the cost of the shares acquired upon the reinvestment.
SPECIAL SHAREHOLDER SERVICES
The Fund offers the following special shareholder services:
Regular Account.  The regular account allows for voluntary investments to be made at any time.  Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans, and others, investors are free to make additions to or withdrawals from their account.  When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor's registration instructions.  Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a confirmation statement showing the current transaction and all prior transactions in the shareholder account during the calendar year to date, along with a summary of the status of the account as of the transaction date.  As stated in the Fund's Prospectus, share certificates are normally not issued.
Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account.  With shareholder authorization and bank approval, the Administrator will automatically charge the checking account for the amount specified ($100 minimum) which will be automatically invested in shares at the public offering price on or about the 21st day of the month.  The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.
Systematic Withdrawal Plan.  Shareholders owning Fund shares with a value of $5,000 or more may establish a systematic withdrawal plan ("Systematic Withdrawal Plan").  A shareholder may receive monthly or quarterly payments, in amounts of not less than $100 per payment, by authorizing the Fund to redeem the necessary number of shares periodically (each month, or quarterly) in order to make the payments requested.  The Fund has the capability of electronically depositing the proceeds of the systematic withdrawal directly to the shareholders personal bank account ($5,000 minimum per bank wire).  Instructions for establishing this service are included in the Fund Shares Application or are available by calling the Fund.  If the shareholder prefers to receive his systematic withdrawal proceeds in cash, or if such proceeds are less than the $5,000 minimum for a bank wire, checks will be made payable to the designated recipient and mailed within seven days of the valuation date.  If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the application (see "Redeeming Shares – Signature Guarantees" in the Fund's Prospectus).  A corporation (or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names, titles, and required number of signatures authorized to act on its behalf.  The application must be signed by a duly authorized officer and the corporate seal affixed.  No redemption fees are charged to shareholders under this plan.  Costs in conjunction with the administration of the plan are borne by the Fund.  Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses.  The Systematic Withdrawal Plan may be terminated at any time by the Fund upon 60-days' written notice or by a shareholder upon written notice to the Fund.  Applications and further details may be obtained by calling the Fund at 1-800-773-3863 or by writing to:

Matisse Discounted Bond CEF Strategy
c/o Nottingham Shareholder Services
116 South Franklin Street
Post Office Box 4365
Rocky Mount, NC 27803-0365
Purchases In Kind.  The Fund may accept securities in lieu of payment for the purchase of shares in the Fund.  The acceptance of such securities is at the sole discretion of the Advisor based upon the suitability of the securities accepted for inclusion as a long-term investment of the Fund, the marketability of such securities, and other factors that the Advisor may deem appropriate.  If accepted, the securities will be valued using the same criteria and methods as described in "Purchase and Redemption Price – Determining the Fund's Net Asset Value" in the Fund's Prospectus.
Redemptions In-Kind. The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind.  It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash.  In such case the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund.  Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the NAV per share.  Shareholders receiving them would incur brokerage costs when these securities are sold.  An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund committed to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any ninety day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund's NAV at the beginning of such period.
Transfer of Registration.  To transfer shares to another owner, send a written request to the Fund at the address shown above.  Your request should include the following:  (i) the Fund name and existing account registration; (ii) signatures of the registered owners exactly as the signature appear on the account registration; (iii) the new account registration, address, social security or taxpayer identification number, and how dividends and capital gains are to be distributed; (iv) signature guarantees (See the Fund's Prospectus under the heading "Signature Guarantees"); and (v) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc.  If you have any questions about transferring shares, call or write the Fund.
Employees and Affiliates of the Fund.  The Fund has adopted initial investment minimums for the purpose of reducing the cost to the Fund (and consequently to the shareholders) of communicating with and servicing its shareholders.  At the discretion of the Advisor, the Fund may allow investments in the Fund with a reduced minimum initial investment from its Trustees, officers, and employees; the Advisor and certain parties related thereto; including clients of the Advisor or any sponsor, officer, committee member thereof, or the immediate family of any of them.  In addition, accounts having the same mailing address may be aggregated for purposes of the minimum investment if they consent in writing to sharing a single mailing of shareholder reports, proxy statements (but each such shareholder would receive his/her own proxy), and other Fund literature.
DISCLOSURE OF PORTFOLIO HOLDINGS
The Trustees have adopted a policy that governs the disclosure of portfolio holdings. This policy is intended to ensure that such disclosure is in the best interests of the shareholders of the Fund and to address possible conflicts of interest.  Under the Fund's policy, the Fund generally will not disclose the Fund's portfolio holdings to a third party unless such information is made available to the public.  The policy provides that the Fund may disclose non-public portfolio holdings information as required by law and under other limited circumstances that are set forth in more detail below.

The Fund will seek to make a list of its complete portfolio holdings information available at http://www.ncfunds.com/holdings/current-[   ].htm 10 days after the end of each calendar month.  Information on obtaining this information is available in the Prospectus.  In addition, the Fund will make available to the public a complete schedule of the Fund's portfolio holdings, as reported on a fiscal quarter basis. This information is generally available within 60 days of the Fund's fiscal quarter end and will remain available until the next fiscal quarter's portfolio holdings report becomes available. You may obtain a copy of these quarterly portfolio holdings reports by calling the Fund at 1-800-773-3863. The Fund will also file these quarterly portfolio holdings reports with the SEC on Form N-CSR or Form N-Q, as applicable. The Fund's Form N-CSR and Form N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC.  The first and third quarter portfolio holdings reports will be filed with the SEC on Form N-Q and the second and fourth fiscal quarter portfolio holdings reports will be included with the semi-annual and annual financial statements, respectively, which are sent to shareholders and filed with the SEC on Form N-CSR.  Other than Fund's Form N-CSR and Form N-Q, shareholders and other persons generally will not be provided with information regarding the Fund's portfolio holdings. To the extent that the Fund's portfolio holdings have previously been disclosed publicly either through a filing made with the SEC on Form N-CSR or Form N-Q, such holdings may also be disclosed to any third party that requests them.
Consistent with policies approved by the Board, the officers of the Fund will share non-public portfolio holdings information with the Fund's service providers that require such information for legitimate business and Fund oversight purposes. Recipients of non-public portfolio holdings information have a duty not to trade on that confidential information. The Fund has not (and does not intend to) enter into any arrangement providing for the receipt of compensation or other consideration in exchange for the disclosure of non-public portfolio holdings information, other than the benefits that result to the Fund and its shareholders from providing such information, which include the publication of Fund ratings and rankings.
The Advisor, as well as the Custodian, fund accountant and administrator, and compliance services administrator, have full daily access to the Fund's portfolio holdings.  These service providers are subject to obligations requiring them to keep non-public portfolio holdings information confidential.  In some, but not all, cases these confidentiality obligations are established by written agreements. The Board has concluded that the confidentiality obligations in place for these parties are adequate to safeguard the Fund from unauthorized disclosure of non-public portfolio holdings information.  In addition, the Advisor has a code of ethics that prohibits covered persons from disclosing or trading based on non-public portfolio holdings information.
The Fund's Distributor, Transfer Agent, independent public accountants, and legal counsel have access to the Fund's portfolio holdings on an ad hoc, as needed basis.  The Distributor and Transfer Agent are subject to written agreements that establish confidentiality obligations with respect to the Fund's portfolio holdings. The independent public accountants and legal counsel are subject to professional obligations that require them to keep non-public portfolio holdings information confidential.  The Board has concluded that the confidentiality obligations in place for these parties are adequate to safeguard the Fund from unauthorized disclosure of non-public portfolio holdings information.
V.G. Reed & Sons, PrintGrafix (a division of Sunbelt Graphic Systems, Inc.), Riverside Printing, Inc., and PrinterLink Communications Group, Inc. are financial printers the Fund may engage for, among other things, the printing and/or distribution of regulatory and compliance documents.  These service providers are subject to written agreements that establish confidentiality obligations with respect to the Fund's portfolio holdings.
The Fund and its service providers may also provide non-public portfolio holdings information to appropriate regulatory agencies as required by applicable laws and regulations.
The Fund currently does not provide non-public portfolio holdings information to any other third parties.  In the future, the Advisor may establish ongoing arrangements with other third parties if the Advisor determines that the Fund has a legitimate business purpose for doing so, determines that the disclosure is in the shareholders' best interest, and the recipient is subject to a duty of confidentiality.  These parties could include, by way of example, financial data processing companies that provide automated data scanning and monitoring services for the Fund, research companies that allow the Advisor to perform attribution analysis for the Fund; and the Advisor's proxy voting agent to assess and vote proxies on behalf of the Fund.  The Advisor is responsible for determining which other third parties have a legitimate business purpose for receiving the Fund's portfolio holdings information.

The Fund's policy regarding disclosure of portfolio holdings is subject to the continuing oversight and direction of the Trustees.  Oversight includes: (i) review and approval of the policy on disclosure of portfolio holdings as necessary, including review of the parties receiving non-public portfolio holdings information; (ii) periodic assessment of compliance in connection with a report from the Trust's Chief Compliance Officer, (iii) receipt of reports on any conflicts of interest where disclosure of information about portfolio holdings may conflict or appear to conflict with the interests of the Fund's investment advisor, any principal underwriter for the Trust or an affiliated person of the Trust, and (iv) receipt of reports on any known disclosure of the Fund's portfolio holdings to unauthorized third parties.  The Fund and Advisor are obligated to report issues that arise under the policy on disclosure of portfolio holdings to the Chief Compliance Officer.  Material compliance matters must be reported to the Board.
NET ASSET VALUE
The NAV and NAV per share of the Fund normally is determined at the time regular trading closes on the New York Stock Exchange (currently 4:00 p.m., New York time, Monday through Friday), except when the New York Stock Exchange closes earlier.  The Fund's NAV is not calculated on business holidays when the New York Stock Exchange is closed.  The New York Stock Exchange generally recognizes the following holidays:  New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.  Any other holiday recognized by the New York Stock Exchange will be deemed a business holiday on which the NAV of the Fund will not be calculated.
The NAV per share of each class of shares of the Fund is calculated separately by adding the value of the Fund's securities and other assets belonging to the Fund and attributable to a class of shares, subtracting the liabilities charged to the Fund and to the class of shares, and dividing the result by the number of outstanding shares of such class of shares.  "Assets belonging to" the Fund consist of the consideration received upon the issuance of shares of the Fund together with all net investment income, realized gains/losses and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Trust not belonging to a particular series of shares.  Income, realized and unrealized capital gains and losses, and any expenses of the Fund not allocated to a particular class of shares will be allocated to each class on the basis of the NAV of that class in relation to the NAV of the Fund.  Assets belonging to the Fund are charged with the direct liabilities of the Fund and with a share of the general liabilities of the Trust, which are normally allocated in proportion to the number of or the relative NAVs of all of the Trust's series at the time of allocation or in accordance with other allocation methods approved by the Trustees.  Certain expenses attributable to a particular class of shares (such as the distribution and service fees) will be charged against that class.  Certain other expenses attributable to a particular class of shares (such as registration fees, professional fees, and certain printing and postage expenses) may be charged against that class if such expenses are actually incurred in a different amount by that class or if the class receives services of a different kind or to a different degree than other classes, and the Trustees approve such allocation.  Subject to the provisions of the Trust Instrument, determinations by the Trustees as to the direct and allocable liabilities, and the allocable portion of any general assets, with respect to the Fund and the classes of the Fund are conclusive.
The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures established by, and under the direction of, the Trustees.  Values are determined according to accepted accounting practices and all laws and regulations that apply.  Using methods approved by the Trustees, the assets of the Fund are valued as follows:

Securities that are listed on a securities exchange are valued at the last quoted sales price at the time the valuation is made.  Price information on listed securities is taken from the exchange where the security is primarily traded by the Fund.

	Securities that are listed on an exchange and which are not traded on the valuation date are valued at the bid price.
	Unlisted securities for which market quotations are readily available are valued at the latest quoted sales price, if available, at the time of valuation, otherwise, at the latest quoted bid price.

Foreign securities listed on foreign exchanges are valued with quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates.

	Temporary cash investments with maturities of 60 days or less will be valued at amortized cost, which approximates market value.

Securities for which no current quotations are readily available are valued at fair value as determined in good faith using methods approved by the Trustees.  Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

ADDITIONAL TAX INFORMATION
The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Fund's Prospectus.  No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders or any particular category of shareholders.  The discussions here and in the Fund's Prospectus are not intended as a substitute for careful tax planning and are based on United States federal income tax laws that are in effect on the date hereof and which may be changed by legislative, judicial, or administrative action.  In addition, no attempt is made to address tax concerns applicable to an investor with a special tax status such as a financial institution, real estate investment trusts, insurance company, regulated investment company, individual retirement account, other tax-exempt entity, dealer in securities or non-U.S. investor.  Furthermore, this discussion does not reflect possible application of the alternative minimum tax.  Unless otherwise noted, this discussion assumes the common shares are held by U.S. persons and that such shares are held as capital assets.  Investors are advised to consult their tax advisors with specific reference to their own tax situations.
The Fund, and any other series of the Trust, will be treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended ("Code"), and intends to qualify or remain qualified as a regulated investment company under Subchapter M of the Code.  In order to so qualify, the Fund must elect to be a regulated investment company or have made such an election for a previous year and must satisfy certain requirements relating to the amount of distributions and source of its income for a taxable year.  At least 90% of the gross income of the Fund must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities, or foreign currencies, and other income derived with respect to the Fund's business of investing in such stock, securities or currencies and net income derived from an interest in a qualified publicly traded partnership.  Any income derived by the Fund from a partnership (other than a qualified publicly traded partnership) or trust is treated as derived with respect to the Fund's business of investing in stock, securities, or currencies only to the extent that such income is attributable to items of income that would have been qualifying income if realized by the Fund in the same manner as by the partnership or trust.
An investment company may not qualify as a regulated investment company for any taxable year unless it satisfies certain requirements with respect to the diversification of its investments at the close of each quarter of the taxable year.  In general, at least 50% of the value of its total assets must be represented by cash, cash items, government securities, securities of other regulated investment companies, and other securities which, with respect to any one issuer, do not represent more than 5% of the total assets of the Fund or more than 10% of the outstanding voting securities of such issuer.  In addition, not more than 25% of the value of the Fund's total assets may be invested in (i) the securities (other than government securities or the securities of other regulated investment companies) of any one issuer; (ii) the securities of two or more issuers (other than securities of another regulated investment company) if the issuers are controlled by the Fund and they are, pursuant to Internal Revenue Service Regulations, engaged in the same or similar or related trades or businesses; or (iii) the securities of one or more publicly traded partnerships.  The Fund intends to satisfy all requirements on an ongoing basis for continued qualification as a regulated investment company.
The 2003 Jobs and Growth Tax Relief Reconciliation Act reduced the federal tax rate on most dividends paid by U.S. corporations to individuals after December 31, 2002.  Through December 31, 2012, these qualifying corporate dividends are taxable at long-term capital gains tax rates.  Some, but not all, of the dividends paid by the Fund may be taxable at the reduced long-term capital gains tax rate for individual shareholders.  If the Fund designates a dividend as qualified dividend income, it generally will be taxable to individual shareholders at the long-term capital gains tax rate, provided certain holding period requirements are met.

Taxable dividends paid by the Fund to corporate shareholders will be taxed at corporate income tax rates.  Corporate shareholders may be entitled to a dividends received deduction ("DRD") for a portion of the dividends paid and designated by the Fund as qualifying for the DRD.
If the Fund designates a dividend as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares or whether they received in cash or reinvested in additional shares.  All taxable dividends paid by the Fund other than those designated as qualified dividend income or capital gains distributions will be taxable as ordinary income to shareholders, whether received in cash or reinvested in additional shares.  To the extent the Fund engages in increased portfolio turnover, short-term capital gains may be realized, and any distribution resulting from such gains will be considered ordinary income for federal tax purposes.
Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from their account.
The Fund, and any other series of the Trust, will designate (i) any dividend of qualified dividend income as qualified dividend income; (ii) any distribution of long-term capital gains as a capital gain dividend; and (iii) any dividend eligible for the corporate DRD as such in a written notice mailed to shareholders within 60 days after the close of the Fund's taxable year.  Shareholders should note that, upon the sale or exchange of Fund shares, if such shares have not been held for at least six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares.
To the extent that a distribution from the Fund is taxable, it is generally included in a shareholder's gross income for the taxable year in which the shareholder receives the distribution.  However, if the Fund declares a dividend in October, November, or December but pays it in January, it will be taxable to shareholders as if the dividend was received in the year it was declared.  Every year, each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.
A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses).  The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.
If for any taxable year the Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders) at the Fund level.  In such event, dividend distributions (whether or not derived from interest on tax-exempt securities) would be taxable as qualified dividends to individual shareholders in taxable years beginning on or before December 31, 2012, to the extent of the Fund's current and accumulated earnings and profits, and would be eligible for the DRD for corporations, provided in each case that certain holding period and other requirements are met.
In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder's holding period for the Fund shares.  An exchange of shares may be treated as a sale and any gain may be subject to tax.
The Fund will be required in certain cases to withhold and remit to the U.S. Treasury a percentage of taxable dividends or of gross proceeds realized upon sale paid to shareholders who (i) have failed to provide a correct taxpayer identification number in the manner required; (ii) are subject to back-up withholding by the Internal Revenue Service for failure to include properly on their return payments of taxable interest or dividends; or (iii) have failed to certify to the Fund that they are not subject to backup withholding when required to do so.  Back-up withholding is not an additional tax.  Any amounts withheld from payments to you may be refunded or credited against your U.S. federal income tax liability, if any, provided that the required information is furnished to the Internal Revenue Service.

Depending upon the extent of the Fund's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.  In addition, in those states and localities that have income tax laws, the treatment of the Fund and its shareholders under such laws may differ from their treatment under federal income tax laws.
Dividends paid by the Fund to non-U.S. shareholders may be subject to U.S. withholding tax at the rate of 30% unless reduced by treaty (and the shareholder files a valid Internal Revenue Service Form W-8BEN, or other applicable form, with the Fund certifying foreign status and treaty eligibility) or the non-U.S. shareholder files an Internal Revenue Service Form W-8ECI, or other applicable form, with the Fund certifying that the investment to which the distribution relates is effectively connected to a United States trade or business of such non-U.S. shareholder (and, if certain tax treaties apply, is attributable to a United States permanent establishment maintained by such non-U.S. shareholder).  The Fund may elect not to withhold the applicable withholding tax on any distribution representing a capital gain dividend to a non-U.S. shareholder.  Special rules may apply to non-U.S. shareholders with respect to the information reporting requirements and withholding taxes and non-U.S. shareholders should consult their tax advisors with respect to the application of such reporting requirements and withholding taxes.
The Fund will send shareholders information each year on the tax status of dividends and distributions.  A dividend or capital gains distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal income taxation.  Dividends from net investment income, along with capital gains, will be taxable to shareholders, whether received in cash or Fund shares and no matter how long the shareholder has held Fund shares, even if they reduce the NAV of shares below the shareholder's cost and thus, in effect, result in a return of a part of the shareholder's investment.
FINANCIAL STATEMENTS
Because the Fund commenced operations on or following the date of this SAI, there are no financial statements for the Fund.  You may request a copy of the Fund's annual and semi-annual reports, once available, at no charge by calling the Fund at 1-800-773-3863.

APPENDIX A –DESCRIPTION OF RATINGS
The Fund may acquire from time to time certain securities that meet the following minimum rating criteria ("Investment-Grade Debt Securities") (or if not rated, of equivalent quality as determined by the Advisor).  The various ratings used by the nationally recognized securities rating services are described below.
A rating by a rating service represents the service's opinion as to the credit quality of the security being rated.  However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer.  Consequently, the Advisor believes that the quality of Investment-Grade Debt Securities in which the Fund may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis.  A rating is not a recommendation to purchase, sell, or hold a security, because it does not take into account market value or suitability for a particular investor.  When a security has received a rating from more than one service, each rating is evaluated independently.  Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable.  Ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information, or for other reasons.
S&P Global Ratings.  The following summarizes the highest four ratings used by S&P Global Ratings, a division of McGraw-Hill Companies, Inc., for bonds which are deemed to be Investment-Grade Debt Securities by the Advisor:
AAA – An obligation rated 'AAA' has the highest rating assigned by S&P Global Ratings. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.
AA – An obligation rated 'AA' differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.
A – An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.
BBB –  An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
To provide more detailed indications of credit quality, the AA, A, and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.
Bonds rated BB, B, CCC, CC, and C are not considered by the Advisor to be Investment-Grade Debt Securities and are regarded as having significant speculative characteristics.  BB indicates the least degree of speculation and C the highest.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
Commercial paper rated A-1 by S&P Global Ratings indicates that the degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics are denoted A-1+.  Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.
The rating SP-1 is the highest rating assigned by S&P Global Ratings to short term notes and indicates strong capacity to pay principal and interest.  An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.  The rating SP-2 indicates a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.  The rating SP-3 indicates a speculative capacity to pay principal and interest.

Moody's Investor Service, Inc.  The following summarizes the highest four ratings used by Moody's Investors Service, Inc. ("Moody's") for fixed-income obligations with an original maturity of one year or more, which are deemed to be Investment-Grade Securities by the Advisor:
Aaa – Bond obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.
Aa – Bond obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A – Bond obligations rated A are considered upper-medium grade and are subject to low credit risk.
Baa – Bond obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.
Obligations that are rated Ba, B, Caa, Ca, or C by Moody's are not considered "Investment-Grade Debt Securities" by the Advisor.  Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.  Obligations rated B are considered speculative and are subject to high credit risk.  Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.
Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa.  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
Short-Term Ratings.
Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations.  Ratings may be assigned to issuers, short-term programs, or individual short-term debt instruments.  Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.
Moody's employs the following designations to indicate the relative repayment ability of rated issuers:
P-1 – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P-2 – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P-3 – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term debt obligations.
NP – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor, or support-provider.
US Municipal Short-Term Debt And Demand Obligation Ratings.
Short-Term Debt Ratings.  There are three rating categories for short-term municipal obligations that are considered investment grade.  These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels – MIG 1 through MIG 3.  In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.  MIG ratings expire at the maturity of the obligation.

MIG 1 – This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG 2 – This designation denotes strong credit quality.  Margins of protection are ample, although not as large as in the preceding group.
MIG 3 – This designation denotes acceptable credit quality.  Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG – This designation denotes speculative-grade credit quality.  Debt instruments in this category may lack sufficient margins of protection.
Demand Obligation Ratings.  In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating.  The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments.  The second element represents Moody's evaluation of the degree of risk associated with the ability to receive purchase price upon demand ("demand feature"), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.
When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.
VMIG rating expirations are a function of each issue's specific structural or credit features.
VMIG 1 – This designation denotes superior credit quality.  Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
VMIG 2 – This designation denotes strong credit quality.  Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
VMIG 3 – This designation denotes acceptable credit quality.  Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
SG – This designation denotes speculative-grade credit quality.  Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.
Fitch Ratings. The following summarizes the highest four ratings used by Fitch, Inc. ("Fitch"):
Long-Term Ratings.
AAA – Highest credit quality.  'AAA' ratings denote the lowest expectation of credit risk.  They are assigned only in cases of exceptionally strong capacity for timely payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.
AA – Very high credit quality.  'AA' ratings denote expectations of very low default risk.  They indicate very strong capacity for payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.

A – High credit quality.  'A' ratings denote expectations of low default risk.  The capacity for payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
BBB – Good credit quality.  'BBB' ratings indicate that expectations of default risk are currently low.  The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.
Long-term securities rated below BBB by Fitch are not considered by the Advisor to be investment-grade securities.  Securities rated BB and B are regarded as speculative with regard to a possible credit risk developing.  BB is considered speculative and B is considered highly speculative.  Securities rated CCC, CC, and C are regarded as a high default risk.  A rating CC indicates that default of some kind appears probable, while a rating C signals imminent default.  Securities rated DDD, D, and D indicate a default has occurred.
Short-Term Ratings.
F1 – Highest short-term credit quality.  The rating F1 indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.
F2 – Good short-term credit quality.  The rating F2 indicates good intrinsic capacity for timely payment of financial commitments.
F3 – Fair short-term credit quality.  The rating F3 indicates the intrinsic capacity for timely payment of financial commitments is adequate.
B – Speculative short-term credit quality.  The rating B indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.
Short-term rates B, C, and D by Fitch are considered by the Advisor to be below investment-grade securities.  Short-term securities rated B are considered speculative, securities rated C have a high default risk, and securities rated D denote actual or imminent payment default.
(+) or (-) suffixes may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to long-term ratings "AAA" category, categories below "CCC", or short-term ratings other than "F1".  The suffix "NR" indicates that Fitch does not publicly rate the issuer or issue in question.

APPENDIX B – PROXY VOTING POLICIES
Deschutes Portfolio Strategies, LLC
Proxy Voting Policies and Procedures
Background. Rule 206(4)-6 under the Investment Advisers Act of 1940 requires a registered investment adviser to maintain written voting policies and procedures if it exercises voting authority with respect to client securities. These policies and procedures must be reasonably designed to ensure that the investment adviser votes client securities in the best interest of clients. The procedures must describe how the investment adviser addresses material conflicts that may arise between the interests of the adviser and those of its clients. The rule also requires that an investment adviser describe its proxy voting policies and procedures, furnish a copy of the policies and procedures to a requesting client, and disclose to clients how they may obtain information about how the investment adviser voted the client's securities
Proxy Voting Policies. We will vote proxies related to securities held in our clients' portfolios, including the portfolios of mutual funds for which we serve as the investment adviser, in the best interest of our clients. This policy is limited solely to clients for which we have agreed to vote such proxies. A client may reserve to itself the right to vote proxies. Our authority to vote the proxies of certain clients is established by advisory contracts or comparable documents.
Reflecting a basic investment philosophy that good management is shareholder focused, proxy votes will generally be cast in support of management on routine corporate matters and in support of any management proposal that is plainly in the interest of all shareholders. Specifically, proxy votes generally will be cast in favor of proposals that:
• maintain or increase shareholder rights generally.
• maintain or strengthen the shared interests of stockholders and management;
• increase shareholder value; and
Proxy votes will generally be cast against proposals having the opposite effect of the above interests. Where we perceive that a management proposal, if approved, would tend to limit or reduce the market value of the company's securities, we will generally vote against it. We believe that means for ensuring management accountability to shareholders, in the rare cases where the means are threatened, must not be compromised.
We generally support shareholder rights and recapitalization measures undertaken unilaterally by boards of directors properly exercising their responsibilities and authority, unless such measures could have the effect of reducing shareholder rights or potential shareholder value.
We believe that proposals addressing strictly social or political issues are not relevant to the goal of maximizing the return on funds under our management. We will generally vote against such proposals, but will consider supporting proposals that seek to protect shareholder rights or minimize risks to shareholder value.
We may delegate our responsibilities under this policy to a third party, provided that we retain final authority and fiduciary responsibility for proxy voting. If we so delegate our responsibilities, we shall monitor the delegate's compliance with this policy.
Proxies for Mutual Fund Clients. If a client that is a mutual fund invests in shares of other investment companies (including open-end mutual funds, closed end funds, and exchange traded funds), in order to comply with Section 12(d) of the Investment Company Act of 1940, Deschutes Portfolio Strategies will vote the client's proxies on any proposal (including the election of directors) in a manner which Deschutes Portfolio Strategies reasonably determines is likely to favorably impact the discount of such investment company's market price as compared to its net asset value. For example:
We will generally vote against directors who act in their own interests, or in the management company's interest, as opposed to the interest of shareholders.
We will generally vote in favor of any proposal to liquidate or open-end a closed-end fund holding.

We will generally vote in favor of any proposal to conduct tender offers or share repurchases at discounts to NAV.
We will generally vote against any proposal that would have the effect of diluting an investment company's net asset value, even if such a proposal is deemed by the management company to be beneficial in some other way.
Proxy Voting Procedures. To implement our proxy voting policies, we have developed the following procedures for voting proxies:
1.
Upon receipt of a proxy, the special or annual report and the proxy are submitted to our proxy voting manager. The proxy voting manager will then vote the proxy in accordance with this policy. For any proxy proposal not clearly addressed by this policy, the proxy voting manager will consult with an officer of our firm before voting the proxy.

2.
The proxy voting manager shall be responsible for reviewing the special or annual report, proxy proposals, and proxy proposal summaries. The review shall take into consideration what vote is in the best interests of clients and the provisions of the proxy voting policies above. The proxy voting manager will then vote the proxies.

3.
The proxy voting manager shall be responsible for maintaining copies of each annual report, proposal, proposal summary, actual vote, and any other information required to be maintained for a proxy vote under Rule 204-2 of the Investment Advisers Act of 1940.

4.
With respect to proxy votes on topics deemed, in the opinion of the proxy voting manager, to be controversial or particularly sensitive, the proxy voting manager will provide a written explanation for the proxy vote which will be maintained with the record of the actual vote in our files.

5.
In the event that the proxy voting manager is unavailable to vote a proxy, then an officer of our firm shall perform the proxy voting manager's duties with respect to such proxy in accordance with the policies and procedures detailed above.

In cases where we are aware of a conflict between the interests of a client and the interests of our firm or an affiliated person of our firm (e.g., a portfolio holding is a client or an affiliate of a client of our firm), we will take the following steps:
1.	Vote matters that are specifically covered by this policy (e.g., matters where the vote is strictly dictated by this policy and not in our discretion) in accordance with this policy;
2.	For other matters, either contact the client for instructions with respect to how to vote the proxy or engage an independent third-party to determine how the proxy should be voted.
3.
We may abstain from voting a proxy if we conclude that the effect on shareholders' economic interests or the value of the portfolio holding is indeterminable or insignificant. For example, we will sometimes abstain from voting proxies in an uncontested directors' election.

4.	Clients may contact us in writing to obtain information about how we voted proxies with respect to their securities and to request a copy of this policy.
Recordkeeping. We will maintain certain records required by applicable law in connection with proxy voting activities and shall provide proxy voting information to a client for which we are responsible for voting proxies upon written request. We shall keep the following records in an easily accessible place for a period of at least five years, the first two years in our offices:
1.	A copy of this policy;
2.	Proxy statements received regarding securities;
3.	Records of each vote cast on behalf of clients;
4.	Any documents prepared by us that were material to making a proxy voting decision or that memorialized the basis for a voting decision; and
5.	Records of client requests for proxy voting information.
Amendment. This policy will be reviewed periodically, in no event less frequently than on an annual basis, and may be amended by us at any time.
Adopted by Deschutes Portfolio Strategies on May 25th, 2012
Last amended by Deschutes Portfolio Strategies on January 30th, 2014

PART C

FORM N-1A

OTHER INFORMATION

ITEM 28.   Exhibits
(a)	Declaration of Trust ("Trust Instrument").[1]
(b)	By-Laws.[1]
(c)	Articles III, V, and VI of the Trust Instrument, Exhibit 23(a) hereto, defines the rights of holders of the securities being registered. (Certificates for shares are not issued.)
(d)(1)	Investment Advisory Agreement between the Registrant and Cavalier Investments, Inc., as investment advisor for the Cavalier Funds.[96]
(d)(2)	Investment Advisory Agreement between Registrant and Goodwood Advisors, LLC, as investment advisor for the Goodwood SMID Cap Discovery Fund.[39]
(d)(3)	Investment Advisory Agreement between Registrant and Roumell Asset Management, LLC, as investment advisor for the Roumell Opportunistic Value Fund.[5]
(d)(4)	Investment Advisory Agreement between Registrant and Grimaldi Portfolio Solutions, Inc., as investment advisor for the Sector Rotation Fund.[7]
(d)(5)	Investment Advisory Agreement, as amended, between Registrant and Arin Risk Advisors, LLC, as investment advisor for the Arin Large Cap Theta Fund.[17]
(d)(6)	Investment Advisory Agreement between Registrant and Deschutes Portfolio Strategies, Inc., as investment advisor for the Matisse Discounted Closed-End Fund Strategy.[91]
(d)(7)	Investment Advisory Agreement between Registrant and QCI Asset Management, Inc., as investment advisor for the QCI Balanced Fund. [38]
(d)(8)	Investment Advisory Agreement between Registrant and Sirius Funds Advisors, Inc, as investment advisor for the Sirius S&P Strategic Large-Cap Allocation Fund. [40]
(d)(9)	Investment Advisory Agreement between Registrant and ARS Investment Management, LLC, as investment advisor for the Alpha Risk Tactical Rotation Fund Fund.[85]
(d) (10)	Investment Advisory Agreement between Registratnt and Deschutes Portfolio Strategies, Inc. dba Matisse Capital, as invesment advisor for the Matisse Discounted Bond CEF Strategy.105
(d)(11)	Investment Sub-Advisory Agreement between the Registrant, Cavalier Investments and Beaumont Financial Partners, LLC, as sub-advisor for the Cavalier Growth Opportunities Fund.[83]
(d)(12)	Investment Sub-Advisory Agreement between the Registrant, Cavalier Investments and Beaumont Financial Partners, LLC, as sub-advisor for the Cavalier Tactical Rotation Fund.[83]

(d)(13)	Investment Sub-Advisory Agreement between the Registrant, Cavalier Investments and Bluestone Capital Management, LLC, as sub-advisor for the Cavalier Multi Strategist Fund.[83]
(d)(14)	Investment Sub-Advisory Agreement between the Registrant, Cavalier Investments and Buckhead Capital Management, LLC, as sub-advisor for the Cavalier Adaptive Income Fund.[96]
(d)(15)	Investment Sub-Advisory Agreement between the Registrant, Cavalier Investments and Carden Capital LLC, as sub-advisor for the Cavalier Multi Strategist Fund and the Cavalier Hedged High Income Fund.[83]
(d)(16)	Investment Sub-Advisory Agreement between the Registrant, Cavalier Investments and Julex Capital Management, LLC, as sub-advisor for the Cavalier Multi Strategist Fund.[83]
(d)(17)	Investment Sub-Advisory Agreement between the Registrant, Cavalier Investments, and Navellier & Associates, as sub-advisor for the Cavalier Fundamental Growth Fund.[83]
(d)(18)	Investment Sub-Advisory Agreement between the Registrant, Cavalier Investments and StratiFi, LLC, as sub-advisor for the Cavalier Dynamic Growth Fund.[83]
(e)	Distribution Agreement between the Registrant and Capital Investment Group, Inc., as distributor for each series of the Trust.[93]
(f)	Not Applicable.
(g)	Custody Agreement between the Registrant, UMB Bank, n.a., and The Nottingham Company.[72]
(h)(1)	Fund Accounting and Administration Agreement between the Registrant and The Nottingham Company, as administrator for the Starboard Investment Trust.[93]
(h)(2)	Dividend Disbursing and Transfer Agent Agreement between the Registrant and Nottingham Shareholder Services, LLC, as transfer agent for the Registrant.100
(h)(3)	Expense Limitation Agreement between the Registrant and ARS Investment Management, LLC, as investment advisor for the Alpha Risk Tactical Rotation Fund.[93]
(h)(4)	Amended and Restated Appendix A to Expense Limitation Agreement between the Registrant and Cavalier Investments, Inc., as investment advisor for the Cavalier Funds.103
(h)(5)	Expense Limitation Agreement between the Registrant and Goodwood Advisors, LLC, as investment advisor for the Goodwood SMID Long/Short Fund.[76]
(h)(6)	Expense Limitation Agreement between the Registrant and Deschutes Portfolio Strategies, LLC as investment advisor for the Matisse Discounted Closed-End Fund Strategy.[61]
(h)(7)	Expense Limitation Agreement between the Registrant and Cavalier Investments, Inc., as investment advisor for the Nebraska Strategy.[94]
(h)(8)	Expense Limitation Agreement between the Registrant and QCI Asset Management, Inc., as investment advisor for the QCI Balanced Fund.101

(h)(9)	Expense Limitation Agreement between the Registrant and Roumell Asset Management, Inc., as investment advisor for the Roumell Opportunistic Value Fund.[78]
(h)(10)	Expense Limitation Agreement between the Registrant and Grimaldi Portfolio Solutions, as investment advisor for The Sector Rotation Fund.[81]
(h)(11)	Expense Limitation Agreement between the Registrant and Sirius Funds Advisors, Inc as investment advisor for the Sirius S&P Strategic Large-Cap Allocation Fund.[62]
(h)(12)	Expense Limitation Agreement between the Registrant and Deschutes Portfolio Strategies, LLC dba Matisse Capital, as investment advisor for the Matisse Discounted Bond CEF Strategy.105
(h)(13)	Operating Plan between Arin Risk Advisors, LLC and The Nottingham Company.[15]
(i) (1)	Opinion and Consent of counsel.103
(i)(2)	Consent of Counsel . 104
(j)	Consent of independent public accountants. 105
(k)	Not applicable.
(l)(1)	Initial Subscription Agreement for the Rx Dynamic Growth Fund and the Rx Dynamic Total Return Fund.[3]
(l)(2)	Initial Subscription Agreement for the Roumell Opportunistic Value Fund.[13]
(l)(3)	Initial Subscription Agreement for the Arin Large Cap Theta Fund.[20]
(l)(4)
Initial Subscription Agreement for the Rx Non Traditional Fund, Rx High Income Fund, Rx Traditional Equity Fund, Rx Traditional Fixed Income Fund, Rx Tactical Rotation Fund, Rx Tax Advantaged Fund, Rx Dividend Income Fund, and Rx Premier Managers Fund. [20]

(l)(5)	Initial Subscription Agreement for the Matisse Discounted Closed-End Fund Strategy.[20]
(l)(6)	Initial Subscription Agreement for the QCI Balanced Fund.[43]
(l)(7)	Initial Subscription Agreement for the Sirius S&P Strategic Large-Cap Allocation Fund.[40]
(l)(8)	Initial Subscription Agreement for Matisse Discounted Bond CEF Strategy. 105
(m)(1)	Distribution Plan under Rule 12b-1 for the Alpha Risk Tactical Rotation Fund.[93]
(m)(2)	Distribution Plan under Rule 12b-1 for the Goodwood SMID Long/Short Fund.[95]
(m)(3)	Amended Distribution Plan under Rule 12b-1 for the Roumell Opportunistic Value Fund.[27]
(m)(4)
Amended Distribution Plan under Rule 12b-1 for the Cavalier Adaptive Income Fund, Cavalier Dynamic Growth Fund, Cavalier Fundamental Growth Fund, Cavalier Growth Opportunities Fund, Cavalier High Income Fund, Cavalier Multi Strategist Fund, Cavalier Tactical Rotation Fund.[96]

(m)(5)	Distribution Plan under Rule 12b-1 for the Arin Large Cap Theta Fund.[41]

(m)(6)	Distribution Plan under Rule 12b-1 for the Matisse Discounted Closed-End Fund Strategy.[25]
(m)(7)	Distribution Plan under Rule 12b-1 for the Nebraska Fund.[94]
(m)(8)	Distribution Plan under Rule 12b-1 for the QCI Balanced Fund.[36]
(m)(9)	Distribution Plan under Rule 12b-1 for the Sirius S&P Strategic Large-Cap Allocation Fund.[40]
(m)(10)	Distribution Plan under Rule 12b-1 for the Sector Rotation Fund.[84]
(n)(1)	Amended Multiple Class Plan Pursuant to Rule 18f-3 for the Alpha Risk Tactical Rotation Fund.[93]
(n)(2)	Amended Multiple Class Plan Pursuant to Rule 18f-3 for the Roumell Opportunistic Value Fund.100
(n)(3)	Amended Multiple Class Plan Pursuant to Rule 18f-3 for the Cavalier Funds.[96]
(n)(4)	Multiple Class Plan Pursuant to Rule 18f-3 for the Arin Large Cap Theta Fund.[15]
(n)(5)	Multiple Class Plan Pursuant to Rule 18f-3 for the Matisse Discounted Closed-End Fund Strategy.[25]
(n)(6)	Multiple Class Plan Pursuant to Rule 18f-3 for the Nebraska Fund.[94]
(n)(7)	Multiple Class Plan Pursuant to Rule 18f-3 for the QCI Balanced Fund.[38]
(n)(8)	Multiple Class Plan Pursuant to Rule 18f-3 for the Goodwood SMID Cap Discovery Fund Fund.[39]
(o)	Reserved.
(p)(1)	Code of Ethics for the Registrant.2
(p)(2)	Code of Ethics for Cavalier Investments, Inc., investment advisors to the Cavalier Funds.[77]
(p)(3)	Code of Ethics for Roumell Asset Management, LLC, investment advisor to the Roumell Opportunistic Value Fund.100
(p)(4)	Code of Ethics for Grimaldi Portfolio Solutions, Inc., investment advisor to The Sector Rotation Fund.[81]
(p)(5)	Code of Ethics for Arin Risk Advisors, LLC, investment advisor to the Arin Large Cap Theta Fund.[72]
(p)(6)	Code of Ethics for Deschutes Portfolio Strategies, Inc. dba Matisse Capital , investment advisor to the Matisse Discounted Closed-End Strategy and Matisse Discounted Bond CEF Strategy .[91]
(p)(7)	Code of Ethics for Goodwood Advisors, LLC, investment advisor to the Goodwood SMID Long/Short Fund.[95]

(p)(8)	Code of Ethics for Navellier & Associates, Inc., investment sub-advisor to the Cavalier Fundamental Growth Fund.[30]
(p)(9)	Code of Ethics for QCI Asset Management, Inc., investment advisor to the QCI Balanced Fund.101
(p)(10)	Code of Ethics for Sirius Point Advisors, Inc., investment advisor to the Sirius S&P Strategic Large-Cap Allocation Fund.[74]
(p)(11)	Code of Ethics for ARS Investment Management, LLC, investment advisor to the Alpha Risk Tactical Rotation Fund.[77]
(p)(12)	Code of Ethics for Beaumont Capital Management, LLC, investment sub-advisor to the Cavalier Growth Opportunities Fund and Cavalier Tactical Rotation Fund.[77]
(p)(13)	Code of Ethics for Bluestone Capital Management, LLC, investment sub-advisor to the Cavalier Multi Strategist Fund.[77]
(p)(14)	Code of Ethics for Carden Capital, LLC, investment sub-advisor to the Cavalier Hedged High Income Fund and the Cavalier Multi Strategist Fund.[77]
(p)(15)	Code of Ethics for Julex Capital Management, LLC, investment sub-advisor to the Cavalier Multi Strategist Fund.[77]
(p)(16)	Code of Ethics for StratiFi, LLC, investment sub-advisor to the Cavalier Dynamic Growth Fund.[77]
(p)(17)	Code of Ethics for Validus Growth Investors, LLC, investment sub-advisor to the Cavalier Dynamic Growth Fund.[77]
(q)	Copy of Power of Attorney.[74]

1.	Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on May 26, 2009.
2.	Incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed on July 24, 2009.
3.	Incorporated herein by reference to Pre-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A filed on August 19, 2009.
4.	Incorporated herein by reference to Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A filed on February 26, 2010.
5.	Incorporated herein by reference to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A filed on November 15, 2010.
6.	Incorporated herein by reference to Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A filed on November 19, 2010.
7.	Incorporated herein by reference to Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A filed on June 27, 2011.
8.	Incorporated herein by reference to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A filed on September 28, 2011.
9.	Incorporated herein by reference to Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A filed on September 28, 2011.
10.	Incorporated herein by reference to Post-Effective Amendment No. 54 to Registrant's Registration Statement on Form N-1A filed on November 4, 2011.

11.	Incorporated herein by reference to Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A filed on November 14, 2011.
12.	Incorporated herein by reference to Post-Effective Amendment No. 58 to Registrant's Registration Statement on Form N-1A filed on December 1, 2011.
13.	Incorporated herein by reference to Post-Effective Amendment No. 61 to Registrant's Registration Statement on Form N-1A filed on December 29, 2011.
14.	Incorporated herein by reference to Post-Effective Amendment No. 63 to Registrant's Registration Statement on Form N-1A filed on January 30, 2012.
15.	Incorporated herein by reference to Post-Effective Amendment No. 65 to Registrant's Registration Statement on Form N-1A filed on May 4, 2012.
16.	Incorporated herein by reference to Post-Effective Amendment No. 66 to Registrant's Registration Statement on Form N-1A filed on July 7, 2012.
17.	Incorporated herein by reference to Post-Effective Amendment No. 67 to Registrant's Registration Statement on Form N-1A filed on July 12, 2012.
18.	Incorporated herein by reference to Post-Effective Amendment No. 69 to Registrant's Registration Statement on Form N-1A filed on July 31, 2012.
19.	Incorporated herein by reference to Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A filed on August 29, 2012.
20.	Incorporated herein by reference to Post-Effective Amendment No. 80 to Registrant's Registration Statement on Form N-1A filed on October 22, 2012.
21.	Incorporated herein by reference to Post-Effective Amendment No. 91 to Registrant's Registration Statement on Form N-1A filed on December 31, 2012.
22.	Incorporated herein by reference to Post-Effective Amendment No. 92 to Registrant's Registration Statement on Form N-1A filed on January 15, 2013.
23.	Incorporated herein by reference to Post-Effective Amendment No. 93 to Registrant's Registration Statement on Form N-1A filed on January 15, 2013.
24.	Incorporated herein by reference to Post-Effective Amendment No. 98 to Registrant's Registration Statement on Form N-1A filed on February 4, 2013.
25.	Incorporated herein by reference to Post-Effective Amendment No. 100 to Registrant's Registration Statement on Form N-1A filed on March 15, 2013.
26.	Incorporated herein by reference to Post-Effective Amendment No. 105 to Registrant's Registration Statement on Form N-1A filed on April 4, 2013.
27.	Incorporated herein by reference to Post-Effective Amendment No. 117 to Registrant's Registration Statement on Form N-1A filed on May 24, 2013.
28.	Incorporated herein by reference to Post-Effective Amendment No. 129 to Registrant's Registration Statement on Form N-1A filed on July 17, 2013.
29.	Incorporated herein by reference to Post-Effective Amendment No. 130 to Registrant's Registration Statement on Form N-1A filed on July 23, 2013.
30.	Incorporated herein by reference to Post-Effective Amendment No. 134 to Registrant's Registration Statement on Form N-1A filed on August 2, 2013.
31.	Incorporated herein by reference to Post-Effective Amendment No. 136 to Registrant's Registration Statement on Form N-1A filed on August 13, 2013.
32.	Incorporated herein by reference to Post-Effective Amendment No. 147 to Registrant's Registration Statement on Form N-1A filed on September 30, 2013.
33.	Incorporated herein by reference to Post-Effective Amendment No. 148 to Registrant's Registration Statement on Form N-1A filed on September 30, 2013.
34.	Incorporated herein by reference to Post-Effective Amendment No. 151 to Registrant's Registration Statement on Form N-1A filed on October 11, 2013.
35.	Incorporated herein by reference to Post-Effective Amendment No. 156 to Registrant's Registration Statement on Form N-1A filed on October 24, 2013.
36.	Incorporated herein by reference to Post-Effective Amendment No. 160 to Registrant's Registration Statement on Form N-1A filed on November 15, 2013.
37.	Incorporated herein by reference to Post-Effective Amendment No. 166 to Registrant's Registration Statement on Form N-1A filed on January 28, 2014.
38.	Incorporated herein by reference to Post-Effective Amendment No. 167 to Registrant's Registration Statement on Form N-1A filed on January 29, 2014.

39.	Incorporated herein by reference to Post-Effective Amendment No. 170 to Registrant's Registration Statement on Form N-1A filed on May 16, 2014.
40.	Incorporated herein by reference to Post-Effective Amendment No. 171 to Registrant's Registration Statement on Form N-1A filed on May 19, 2014.
41.	Incorporated herein by reference to Post-Effective Amendment No. 172 to Registrant's Registration Statement on Form N-1A filed on June 30, 2014.
42.	Incorporated herein by reference to Post-Effective Amendment No. 173 to Registrant's Registration Statement on Form N-1A filed on July 15, 2014.
43.	Incorporated herein by reference to Post-Effective Amendment No. 175 to Registrant's Registration Statement on Form N-1A filed on July 29, 2014.
44.	Incorporated herein by reference to Post-Effective Amendment No. 176 to Registrant's Registration Statement on Form N-1A filed on July 29, 2014.
45.	Incorporated herein by reference to Post-Effective Amendment No. 177 to Registrant's Registration Statement on Form N-1A filed on August 1, 2014.
46.	Incorporated herein by reference to Post-Effective Amendment No. 178 to Registrant's Registration Statement on Form N-1A filed on August 8, 2014.
47.	Incorporated herein by reference to Post-Effective Amendment No. 180 to Registrant's Registration Statement on Form N-1A filed on August 15, 2014.
48.	Incorporated herein by reference to Post-Effective Amendment No. 186 to Registrant's Registration Statement on Form N-1A filed on September 29, 2014.
49.	Incorporated herein by reference to Post-Effective Amendment No. 186 to Registrant's Registration Statement on Form N-1A filed on September 29, 2014.
50.	Incorporated herein by reference to Post-Effective Amendment No. 187 to Registrant's Registration Statement on Form N-1A filed on October 10, 2014.
51.	Incorporated herein by reference to Post-Effective Amendment No. 190 to Registrant's Registration Statement on Form N-1A filed on December 11, 2014.
52.	Incorporated herein by reference to Post-Effective Amendment No. 192 to Registrant's Registration Statement on Form N-1A filed on December 29, 2014.
53.	Incorporated herein by reference to Post-Effective Amendment No. 193 to Registrant's Registration Statement on Form N-1A filed on December 29, 2014.
54.	Incorporated herein by reference to Post-Effective Amendment No. 196 to Registrant's Registration Statement on Form N-1A filed on January 6, 2015.
55.	Incorporated herein by reference to Post-Effective Amendment No. 197 to Registrant's Registration Statement on Form N-1A filed on January 28, 2015.
56.	Incorporated herein by reference to Post-Effective Amendment No. 198 to Registrant's Registration Statement on Form N-1A filed on January 28, 2015.
57.	Incorporated herein by reference to Post-Effective Amendment No. 204 to Registrant's Registration Statement on Form N-1A filed on February 27, 2015.
58.	Incorporated herein by reference to Post-Effective Amendment No. 206 to Registrant's Registration Statement on Form N-1A filed on March 24, 2015.
59.	Incorporated herein by reference to Post-Effective Amendment No. 208 to Registrant's Registration Statement on Form N-1A filed on June 29, 2015.
60.	Incorporated herein by reference to Post-Effective Amendment No. 210 to Registrant's Registration Statement on Form N-1A filed on July 29, 2015.
61.	Incorporated herein by reference to Post-Effective Amendment No. 211 to Registrant's Registration Statement on Form N-1A filed on July 29, 2015.
62.	Incorporated herein by reference to Post-Effective Amendment No. 216 to Registrant's Registration Statement on Form N-1A filed on August 28, 2015.
63.	Incorporated herein by reference to Post-Effective Amendment No. 218 to Registrant's Registration Statement on Form N-1A filed on September 28, 2015.
64.	Incorporated herein by reference to Post-Effective Amendment No. 219 to Registrant's Registration Statement on Form N-1A filed on September 28, 2015.
65.	Incorporated herein by reference to Post-Effective Amendment No. 222 to Registrant's Registration Statement on Form N-1A filed on December 29, 2015.
66.	Incorporated herein by reference to Post-Effective Amendment No. 223 to Registrant's Registration Statement on Form N-1A filed on December 29, 2015.

67.	Incorporated herein by reference to Post-Effective Amendment No. 226 to Registrant's Registration Statement on Form N-1A filed on January 28, 2016.
68.	Incorporated herein by reference to Post-Effective Amendment No. 227 to Registrant's Registration Statement on Form N-1A filed on January 28, 2016.
69.	Incorporated herein by reference to Post-Effective Amendment No. 228 to Registrant's Registration Statement on Form N-1A filed on February 17, 2016.
70.	Incorporated herein by reference to Post-Effective Amendment No. 229 to Registrant's Registration Statement on Form N-1A filed on February 17, 2016.
71.	Incorporated herein by reference to Post-Effective Amendment No. 230 to Registrant's Registration Statement on Form N-1A filed on June 28, 2016.
72.	Incorporated herein by reference to Post-Effective Amendment No. 231 to Registrant's Registration Statement on Form N-1A filed on July 20, 2016.
73.	Incorporated herein by reference to Post-Effective Amendment No. 232 to Registrant's Registration Statement on Form N-1A filed on July 29, 2016.
74.	Incorporated herein by reference to Post-Effective Amendment No. 233 to Registrant's Registration Statement on Form N-1A filed on July 29, 2016.
75.	Incorporated herein by reference to Post-Effective Amendment No. 236 to Registrant's Registration Statement on Form N-1A filed on September 28, 2016.
76.	Incorporated herein by reference to Post-Effective Amendment No.237 to Registrant's Registration Statement on Form N-1A filed on September 28, 2016.
77.	Incorporated herein by reference to Post-Effective Amendment No.241 to Registrant's Registration Statement on Form N-1A filed on December 29, 2016.
78.	Incorporated herein by reference to Post-Effective Amendment No.242 to Registrant's Registration Statement on Form N-1A filed on December 29, 2016.
79.	Incorporated herein by reference to Post-Effective Amendment No.245 to Registrant's Registration Statement on Form N-1A filed on January 30, 2017.
80.	Incorporated herein by reference to Post-Effective Amendment No.246 to Registrant's Registration Statement on Form N-1A filed on January 30, 2017.
81.	Incorporated herein by reference to Post-Effective Amendment No.247 to Registrant's Registration Statement on Form N-1A filed on February 1, 2017.
82.	Incorporated herein by reference to Post-Effective Amendment No.250 to Registrant's Registration Statement on Form N-1A filed on March 3, 2017.
83.	Incorporated herein by reference to Post-Effective Amendment No.251 to Registrant's Registration Statement on Form N-1A filed on March 24, 2017.
84.	Incorporated herein by reference to Post-Effective Amendment No.253 to Registrant's Registration Statement on Form N-1A filed on April 13, 2017.
85.	Incorporated herein by reference to Post-Effective Amendment No.254 to Registrant's Registration Statement on Form N-1A filed on April 21, 2017.
86.	Incorporated herein by reference to Post-Effective Amendment No.258 to Registrant's Registration Statement on Form N-1A filed on June 12, 2017.
87.	Incorporated herein by reference to Post-Effective Amendment No.260 to Registrant's Registration Statement on Form N-1A filed on June 15, 2017.
88.	Incorporated herein by reference to Post-Effective Amendment No.261 to Registrant's Registration Statement on Form N-1A filed on June 19, 2017.
89.	Incorporated herein by reference to Post-Effective Amendment No.262 to Registrant's Registration Statement on Form N-1A filed on June 28, 2017.
90.	Incorporated herein by reference to Post-Effective Amendment No.265 to Registrant's Registration Statement on Form N-1A filed on June 30, 2017.
91.	Incorporated herein by reference to Post-Effective Amendment No.268 to Registrant's Registration Statement on Form N-1A filed on July 28, 2017.
92.	Incorporated herein by reference to Post-Effective Amendment No.269 to Registrant's Registration Statement on Form N-1A filed on July 28, 2017.
93.	Incorporated herein by reference to Post-Effective Amendment No.274 to Registrant's Registration Statement on Form N-1A filed on September 13, 2017.

94.	Incorporated herein by reference to Post-Effective Amendment No.275 to Registrant's Registration Statement on Form N-1A filed on September 15, 2017.
95.	Incorporated herein by reference to Post-Effective Amendment No.276 to Registrant's Registration Statement on Form N-1A filed on September 28, 2017.
96.	Incorporated herein by reference to Post-Effective Amendment No.277 to Registrant's Registration Statement on Form N-1A filed on September 28, 2017.
97.	Incorporated herein by reference to Post-Effective Amendment No.278 to Registrant's Registration Statement on Form N-1A filed on September 28, 2017.
98.	Incorporated herein by reference to Post-Effective Amendment No.279 to Registrant's Registration Statement on Form N-1A filed on September 28, 2017.
99.	Incorporated herein by reference to Post-Effective Amendment No.280 to Registrant's Registration Statement on Form N-1A filed on September 29, 2017.
100.	Incorporated herein by reference to Post-Effective Amendment No.284 to Registrant's Registration Statement on Form N-1A filed on December 29, 2017.
101.	Incorporated herein by reference to Post-Effective Amendment No.285 to Registrant's Registration Statement on Form N-1A filed on January 26, 2018.
102.	Incorporated herein by reference to Post-Effective Amendment No.286 to Registrant's Registration Statement on Form N-1A filed on January 26, 2018.
103.	Incorporated herein by reference to Post-Effective Amendment No.289 to Registrant's Registration Statement on Form N-1A filed on February 9, 2018.
104.	Filed Herewith.
105.	To be filed by amendment.

ITEM 29.   Persons Controlled by or Under Common Control with the Registrant
No person is controlled by or under common control with the Registrant.
ITEM 30.   Indemnification
Under Delaware law, Section 3817 of the Treatment of Delaware Statutory Trusts empowers Delaware business trusts to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever, subject to such standards and restrictions as may be set forth in the governing instrument of the business trust.  The Registrant's Trust Instrument contains the following provisions:
Article VII. Section 2.  Indemnification and Limitation of Liability.  The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Advisor or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, as provided in Section 3 of this Article VII, the Trust out of its assets shall indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee's performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.
Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.

Article VII. Section 3.  Indemnification.
(a)  Subject to the exceptions and limitations contained in Subsection (b) below:
(i)  every person who is, or has been, a Trustee or an officer, employee or agent of the Trust (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) ("Covered Person") shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof; and
(ii)  as used herein, the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, attorneys, fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.
(b)  No indemnification shall be provided hereunder to a Covered Person:
(i)  who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or
(ii)  in the event the matter is not adjudicated by a court or other appropriate body, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office: by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).
(c)  The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.
(d)  To the maximum extent permitted by applicable law, expenses incurred in defending any proceeding may be advanced by the Trust before the disposition of the proceeding upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Series if it is ultimately determined that he is not entitled to indemnification under this Section; provided, however, that either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section.
(e)  Any repeal or modification of this Article VII by the Shareholders, or adoption or modification of any other provision of the Declaration or By-laws inconsistent with this Article, shall be prospective only, to the extent that such repeal, or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.
In addition, the Registrant has entered into Investment Advisory Agreements with its Advisors and Distribution Agreements with its Distributor.  These agreements provide indemnification for those entities and their respective affiliates.  The Advisors' and Distributor's personnel may serve as trustees and officers of the Trust.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended ("Securities Act"), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust Instrument or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and, therefore, is unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issues.
ITEM 31.  Business and other Connections of the Investment Advisor
See the section of the Prospectuses entitled "Management of the Fund – The Investment Advisor" and the section of the Statements of Additional Information entitled "Management and Other Service Providers" for the activities and affiliations of the officers and directors of the investment advisors to the Registrant.  The investment advisors provide investment advisory services to numerous institutional and individual clients in addition to the Registrant.
ITEM 32.  Principal Underwriter
(a)  Capital Investment Group, Inc. is underwriter and distributor for Alpha Risk Tactical Rotation Fund, Arin Large Cap Theta Fund, Cavalier Funds, Goodwood SMID Long/Short Fund, Matisse Discounted Closed-End Fund Strategy, Nebraska Fund, QCI Balanced Fund, Roumell Opportunistic Value Fund, Sector Rotation Fund and Sirius S&P Strategic Large-Cap Allocation Fund,
(b)  Set forth below is information concerning each director and officer of the Distributor.  The principal business address of the Distributor and each such person is 100 E Six Forks Road, Suite 200, Raleigh, NC 27609.
(1)	(2)	(3)
Name	Position and Offices With Underwriter	Positions and Offices with Registrant
Richard K. Bryant	CEO	None
Benjamin T. Brooks	President	None
Con T. McDonald	Assistant Vice-President	None
W. Harold Eddins, Jr.	Assistant Vice-President	None
Kurt A. Dressler	Assistant Vice-President	None
Ronald L. King	Chief Compliance Officer	None

(c)  Not applicable.
ITEM 33.  Location of Accounts and Records
All account books and records not normally held by UMB Bank, n.a., the custodian to the Registrant, are held by the Registrant in the offices of The Nottingham Company, fund accountant and administrator to the Registrant; Nottingham Shareholder Services, LLC, transfer agent to the Registrant; or by each of the investment advisors to the Registrant.
The address of UMB Bank, n.a., is 928 Grand Boulevard, 5th Floor, Kansas City, Missouri  64106.  The address of The Nottingham Company is 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802-0069.  The address of Nottingham Shareholder Services, LLC is 116 South Franklin Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365.  The address for Arin Risk Advisors, LLC, investment advisor for the Arin Large Cap Theta Fund, is 1100 East Hector Street, Suite 215, Conshohocken, Pennsylvania 19428. The address of Cavalier Investments, LLC, investment advisor to certain of the Cavalier Funds and the Nebraska Fund is 2050 Marconi Drive, Suite 300, Alpharetta, GA 30005. The address for ARS Investment Management, LLC, investment advisor to the Alpha Risk Tactical Rotation Fund is 629 Highland Avenue, Suite 200, Needham, MA  02494.  The address of Deschutes Portfolio Strategies, Inc. dba Matisse Capital , investment advisor to the Matisse Discounted Closed-End Fund Strategy and Matisse Discounted Bond CEF Strategy , is 4949 Meadows Road, Suite 200, Lake Oswego, Oregon 97035. The address for Goodwood Advisors, LLC, investment advisor for the Goodwood SMID Long/Short Fund, is 450 Laurel Street Suite 2105, Baton Rouge, LA 70801. The address for Grimaldi Portfolio Solutions, Inc., investment advisor to The Sector Rotation Fund, is 1207 Route 9, Suite 10, Wappingers Falls, NY 12590. The address for Roumell Asset Management, LLC, investment advisor to the Roumell Opportunistic Value Fund, is 2 Wisconsin Circle, Suite 660, Chevy Chase, Maryland 20815.  The address for Sirius Point Advisors, Inc., investment advisor for the Sirius S&P Strategic Large-Cap Allocation Fund, is 11390 PO Box 277, Lovettsville, Virginia 20180.  The address for QCI Asset Management, Inc., investment advisor for the QCI Balanced Fund, is 40A Grove Street, Pittsford, New York 14534.

ITEM 34.  Management Services
None.
ITEM 35.  Undertakings
None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended ("Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, State of North Carolina on this  23rd day of February, 2018.

STARBOARD INVESTMENT TRUST

By:	/s/ Katherine M. Honey
Katherine M. Honey
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

Signature	Title	Date

*		February 23 , 2018
James H. Speed, Jr.	Trustee and Chairman

*		February 23 , 2018
J. Buckley Strandberg	Trustee

*		February 23 , 2018
Michael G. Mosley	Trustee

*		February 23 , 2018
Theo H. Pitt, Jr.	Trustee

*		February 23 , 2018
Ashley E. Harris	Treasurer, Asst. Secretary, and
Principal Financial Officer
February 23 , 2018
* By: /s/ Katherine M. Honey	February 23 , 2018
President, Principal Executive Officer, and Attorney-in-Fact

Exhibit Index

Consent of Counsel	99.i(2)